(2_FIDELITY_LOGOS)FIDELITY

STRATEGIC INCOME
FUND
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             5   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT SUMMARY    9   A SUMMARY OF THE FUND'S INVESTMENTS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  18  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 22  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the fund's total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED JUNE 30, 1998                     LIFE OF
                                               FUND

FIDELITY STRATEGIC INCOME                      -0.94%

FIDELITY STRATEGIC INCOME COMPOSITE            -0.04%

 JP EMBI PLUS                                  -6.52%

 LB GOVERNMENT BOND                            2.11%

 ML HIGH YIELD MASTER                          1.13%

 SB NON-US DOLLAR WORLD GOVT. BOND             -0.89%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on May 1, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Strategic Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-US Dollar World Government Bond Index weighted according to the fund's neutral mix.* The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
* CURRENTLY 40% HIGH YIELD, 30% US GOVERNMENT AND INVESTMENT GRADE BONDS, 15% FOREIGN DEVELOPED-MARKETS, AND 15% EMERGING MARKETS.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Globally, investment grade
fixed-income markets generated
positive returns in the first half of
1998. However, debt in the lower
credit tiers, domestically and in
emerging markets, experienced
pronounced volatility and
widening yield spreads. The U.S.
Treasury market generated strong
performance in the first half with
long-term bond yields finishing
June at their lowest level in over 20
years. The yield curve flattened as
long rates fell more than short
rates. Long-term interest rates
declined in response to benign
inflation, an unchanged monetary
policy and Asian instability that
pushed the dollar to an eight-year
high against the Japanese yen.
Foreign developed-market debt
also posted positive results in U.S.
dollar terms. Within the Salomon
World Government Bond Index,
European currency strength
relative to the dollar resulted in
broad gains. The U.K. and Sweden
led the way with Japan and
Switzerland delivering the only
negative results. Increased volatility
in the domestic high yield market
left yield spreads wider.
Dramatically lower Asian
currencies led many to speculate
about the export competitiveness of
U.S. companies and the resulting
impact on their corporate earnings.
New issuance of high yield debt
escalated toward the end of the first
half, exacerbating the upward
pressure on yields. The escalating
banking crisis in Japan, combined
with the brewing fiscal crisis in
Russia, increased spread
volatility and weakness in
emerging market debt issues in the
second quarter.
NOTE TO SHAREHOLDERS: The following is an interview with John Carlson
(top), lead Portfolio Manager of Fidelity Strategic Income Fund, with additional comments from co-managers Curt Hollingsworth (top left) on U.S. government and investment-grade securities; Margaret Eagle (top right) on high-yield securities; Ian Spreadbury (bottom left) on foreign developed-market securities; and Brian Hogan (bottom right) on emerging-market investments.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. From its inception on May 1, 1998, through June 30, 1998, the fund returned -0.94%. The Fidelity Strategic Income Composite Index, meanwhile, returned -0.04% during that time. For the most similar period available for its peer group - from April 30, 1998 through June 30, 1998 - the multi-sector income funds average returned -0.42%, according to Lipper Analytical Services. Future reports will show performance data for six- and 12-month intervals.
Q. THOUGH THE FUND HAS ONLY BEEN UP AND RUNNING FOR A BRIEF TIME, WHAT FACTORS CONTRIBUTED TO PERFORMANCE?
J.C. The fund's emerging-market positions were the main detractor. The emerging markets went through a period of pronounced volatility, especially in the key regions of Russia and Southeast Asia. Russia experienced a serious liquidity problem during the period due to the low cash-flow characteristics of its economy, and the problems we saw in Southeast Asia in late 1997 lingered. These difficulties brought other emerging markets - such as Brazil - down in sympathy. The fund's high-yield sub-portfolio also detracted from performance, owing to a large supply of new issues - especially in the telecommunications sector - overwhelming demand. The fund's investments in U.S. government securities contributed positively to performance, while holdings in foreign developed market debt marginally restrained the fund's return.
Q. WHAT TYPES OF SECURITIES DOES THE FUND INVEST IN?
J.C. There are four main baskets: high-yield securities, which tend to be of lower credit quality; U.S. government and investment-grade securities, including Treasuries, agencies and mortgage-backed securities; emerging-market securities; and securities of foreign developed markets. Of course, high-yield and international investments carry additional risks. While there is no fixed limit on the percent of assets to be invested in each basket, the neutral mix over time should be approximately 40% high yield; 30% U.S. government and investment-grade; 15% emerging markets; and 15% foreign developed markets.
Q. TURNING TO YOU, CURT, WHAT'S YOUR STRATEGY FOR THE U.S. GOVERNMENT AND INVESTMENT-GRADE PORTION OF THE FUND?
C.H. As John mentioned, I'll focus on three areas: Treasuries, agencies and mortgage-backed securities. The direction of interest rates is the chief factor behind the performance of these types of securities. Rather than try to make interest-rate calls, however, I try to identify those securities that I feel will offer the best total return potential in any type of interest-rate environment. I also tend to have a value discipline, so I typically choose securities that I find to be cheap relative to other securities. At the end of the period, my sub-portfolio consisted of U.S. Treasuries. As time goes on and assets in the fund accumulate, I'll gradually build positions in both agencies - such as Fannie Mae and the Freddie Mac - and mortgage-backed securities, such as the Government National Mortgage Association.
Q. HOW ABOUT THE HIGH-YIELD COMPONENT OF THE FUND, MARGARET?
M.E. At the end of the period, high-yield issues accounted for just over 40% of the fund. Low inflation and a strong U.S. economy created a benign environment for high-yield bonds. The fund had significant positions in the telecommunications sector, which detracted from performance. The fund's positions in the cable TV sector were positive contributors. In this market, credit quality is the main performance factor. So far, credit quality has been healthy. Recent turmoil in Russia and Asia could have an indirect impact on the U.S. high-yield market and overall credit quality. At the end of the period, the fund had large positions in cable TV company Adelphia as well as grocery store chain Pathmark.
Q. IAN, CAN YOU TALK ABOUT THE FOREIGN DEVELOPED MARKETS?
I.S. Sure. I'll expend most of my energy monitoring six markets:
Germany, Italy, Japan, the United Kingdom, France and Canada. In Europe, one of the catalysts behind the strong bond market performance we've seen has been the drive toward a uniform currency. As countries have met the requirements for joining the European Monetary Union
(EMU), we've witnessed a beneficial convergence of cross-border fiscal and economic policies. During the period, the best-performing market was that of the U.K., followed by steady performances from both Germany and Italy. Japan, however, continued to have problems as the country has been slow to enact economic reforms. As the uniform currency nears - it's scheduled to become effective in January 1999 - we've also seen more corporate bond issuance. Corporates can often provide attractive returns, and I may look to bump up the fund's exposure to them going forward.
Q. TURNING TO YOU, BRIAN, WHAT ARE YOUR VIEWS ON THE EMERGING MARKETS? B.H. The emerging markets sub-portfolio will invest in the debt of countries in the following regions: Latin America, Asia, Eastern Europe and Africa. Country characteristics I am emphasizing when I invest in the current market environment include a strong economic growth trend, positive relations with the IMF and some degree of insulation from the ongoing Asian weakness. These aspects have been increasingly important in the recent volatile environment for emerging market debt. Global risk premiums have risen for a number of reasons, including the weakened Japanese yen, a renewal in negative sentiment toward Southeast Asian economies, heightened concerns regarding Russian liquidity and declining commodity prices. In terms of security selection, I am increasing the portfolio's allocation to collateralized Brady bonds. These dollar-denominated issues are backed by US Treasury bonds and are very liquid.
Q. JOHN, WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
J.C. While each portfolio manager is the expert on the key drivers in their respective markets, the macro variables near term will most likely be, 1) Japan's progress in strengthening its economy, 2) U.S. interest rates, 3) corporate earnings and 4) the U.S. dollar's strength.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

IAN SPREADBURY TALKS ABOUT
A UNIFORM CURRENCY IN EUROPE
AND HOW IT HAS SHAPED HIS
STRATEGY:
"As countries have met the
requirements necessary for joining
the EMU, economies and fiscal
policies have become somewhat
more correlated. As a result, I began
to look at three of my sub-portfolio's
primary investment regions -
France, Germany and Italy - almost
as one.
"In particular, I made some moves
based on the yield curves for each
region. A yield curve is a graph that
shows how yields vary for bonds of
similar quality but different
maturities. Back in May, short-term
interest rates were high in Italy and
we felt they would come down as the
introduction of the euro neared.
Looking forward nine months, we
determined that the curve in Italy
would be only slightly higher than
the German curve. After doing some
analysis, we concluded that it made
sense for us to move our Italian
lira exposure to the short end of
the curve and balance that by
moving our German deutsche
mark exposure to the long end.
"Of course, these moves are
contingent upon the euro
coming to fruition in January 1999.
At this point, it seems it would take a
major development to throw it off
course."
FUND FACTS
GOAL: high current income
with the potential for capital
appreciation
FUND NUMBER: 368
TRADING SYMBOL: FSICX
START DATE: May 1, 1998
SIZE: as of June 30, 1998,
more than $15 million
MANAGER: John Carlson, lead
manager, since inception;
Curt Hollingsworth, U.S.
government and investment
grade investments, since
inception; Margaret Eagle,
high-yield investments, since
inception; Ian
Spreadbury, foreign
developed market
investments, since
inception; and Brian Hogan,
emerging-market investments
since inception
(checkmark)
INVESTMENT SUMMARY


TOP FIVE HOLDINGS AS OF JUNE 30, 1998
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS

U.S. TREASURY OBLIGATIONS                26.3

BRAZILIAN FEDERATIVE REPUBLIC            3.9

ICG HOLDINGS, INC.                       3.8

ADELPHIA COMMUNICATIONS CORP.            3.5

VIATEL, INC.                             3.3

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S INVESTMENTS

UTILITIES           13.7

MEDIA & LEISURE     8.8

RETAIL & WHOLESALE  5.2

ENERGY              5.1

TECHNOLOGY          3.5

QUALITY DIVERSIFICATION AS OF JUNE 30, 1998
(MOODY'S RATINGS)  % OF FUND'S INVESTMENTS

AAA, AA, A         35.1

BAA                0.3

BA                 6.7

B                  26.8

CAA, CA, C         7.7

NOT RATED          3.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE USE S&P RATINGS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 *
ROW: 1, COL: 1, VALUE: 30.9
ROW: 1, COL: 2, VALUE: 26.3
ROW: 1, COL: 3, VALUE: 21.1
ROW: 1, COL: 4, VALUE: 8.9
ROW: 1, COL: 5, VALUE: 1.5
ROW: 1, COL: 6, VALUE: 11.3
NONCONVERTIBLE BONDS 30.9%
U.S. GOVERNMENT &
GOVERNMENT AGENCY
OBLIGATIONS 26.3%
FOREIGN GOVERNMENT
OBLIGATIONS 21.1%
STOCKS 8.9%
OTHER 1.5%
SHORT-TERM INVESTMENTS 11.3%
FOREIGN INVESTMENTS 23.1%
*
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 30.9%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
AEROSPACE & DEFENSE - 0.1%
Compass Aerospace Corp.
 10 1/8%, 4/15/05 (d)  Caa $ 10,000 $ 10,200
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.1%
Moll Industries 10 1/2%, 7/1/08 (d)  B3  10,000  10,200
PACKAGING & CONTAINERS - 0.2%
Gaylord Container Corp. 9 3/8%, 6/15/07  B3  40,000  38,600
TOTAL BASIC INDUSTRIES   48,800
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.8%
Breed Technologies, Inc.
9 1/4%, 4/15/08 (d)  B3  100,000  97,750
Federal-Mogul Corp. 7 7/8%, 7/1/10  Ba2  30,000  30,113
  127,863
CONSUMER DURABLES - 0.1%
Simonds Industries 10 1/4%, 7/1/08 (d)  B3  10,000  10,000
Total Durables   137,863
ENERGY - 5.1%
COAL - 1.9%
Level 3 Communications, Inc. 9 1/4%, 5/1/08 (d)  B3  300,000  291,750
OIL & GAS - 3.2%
Chesapeake Energy Corp. 9 5/8%, 5/1/05 (d)  B1  500,000  501,250
TOTAL ENERGY   793,000
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Transwestern Public Co. LP/TWP Capital
9 5/8%, 11/15/07  B2  20,000  20,400
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
HEALTH - 0.3%
DRUGS & PHARMACEUTICALS - 0.1%
Global Health Sciences, Inc. 11%, 5/1/08 (d)  Caa $ 20,000 $ 19,800
MEDICAL FACILITIES MANAGEMENT - 0.2%
Oxford Health Plans, Inc. 11%, 5/15/05 (d)  Caa  30,000  30,750
TOTAL HEALTH   50,550
MEDIA & LEISURE - 8.7%
BROADCASTING - 7.5%
Adelphia Communications Corp.:
9 1/2%, 2/15/04  B2  500,000  507,940 9 7/8%, 3/1/07  B2  40,000
43,300
Diamond Cable Communications PLC yankee (e):
 0%, 12/15/05  Caa  70,000  57,750
 0%, 2/15/07  Caa  30,000  22,125
Falcon Holding Group LP/Falcon Funding (d):
8 3/8%, 4/15/10  B2  50,000  50,375
 0%, 4/15/10 (e)  B2  340,000  220,150
Fox/Liberty Networks LLC/FLN Finance, Inc.
0%, 8/15/07 (e)  B1  40,000  27,800
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  20,000  22,600
Lenfest Communications, Inc.
8 1/4%, 2/15/08 (d)  B2  20,000  20,900
LIN Holdings Corp. 0%, 3/1/08 (d)(e)  B3  30,000  20,250
Orbital Imaging Corp. 11 5/8%, 3/1/05 (d)  -  10,000  10,200
Renaissance Media Group 0%, 4/15/08 (d)(e)  B3  30,000  18,675
Young Broadcasting, Inc., Series B,
8 3/4%, 6/15/07  B2  150,000  156,375
  1,178,440
ENTERTAINMENT - 1.2%
Premier Parks, Inc.:
 9 1/4%, 4/1/06  B3  100,000  103,125
 0%, 4/1/08 (e)  B3  120,000  79,650
  182,775
TOTAL MEDIA & LEISURE   1,361,215
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
NONDURABLES - 0.4%
FOODS - 0.1%
Aurora Foods, Inc. 8 3/4%, 7/1/08 (d)  B1 $ 20,000 $ 20,275
HOUSEHOLD PRODUCTS - 0.3%
AKI, Inc. 10 1/2%, 7/1/08 (d)  B2  20,000  20,200
Revlon Consumer Products Corp.
8 5/8%, 2/1/08  B3  20,000  20,000
  40,200
TOTAL NONDURABLES   60,475
RETAIL & WHOLESALE - 5.2%
GROCERY STORES - 5.2%
Fleming Companies, Inc., Series B,
10 5/8%, 7/31/07  B3  300,000  313,125
Pathmark Stores, Inc. 11 5/8%, 6/15/02  Caa  500,000  505,000
  818,125
SERVICES - 0.6%
Signature Resorts, Inc. 9 3/4%, 10/1/07  B3  100,000  97,250
TECHNOLOGY - 3.5%
COMPUTER SERVICES & SOFTWARE - 3.5%
DecisionOne Corp. 9 3/4%, 8/1/07  B3  40,000  38,400
Verio, Inc. 10 3/8%, 4/1/05 (d)  B-  500,000  513,750
  552,150
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
Atlas Air, Inc. 9 1/4%, 4/15/08 (d)  B3  50,000  49,938
UTILITIES - 5.4%
CELLULAR - 0.3%
McCaw International Ltd. 0%, 4/15/07 (e)  Caa  70,000  45,850
ELECTRIC UTILITY - 0.1%
Niagara Mohawk Power Corp.:
7 3/4%, 10/1/08  Ba3  10,000  10,238
 0%, 7/1/10 (e)  Ba3  10,000  6,850
  17,088
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 5.0%
Covad Communications Group unit
0%, 3/15/08 (d)(e)  - $ 40,000 $ 20,400
Dobson Wireline Co. 12 1/4%, 6/15/08 (d)  -  100,000  97,750
Global Crossing Holding Ltd.
9 5/8%, 5/15/08 (d)  -  70,000  72,888
Pathnet, Inc. unit 12 1/2%, 4/15/08 (d)  -  35,000  37,100
Telegroup, Inc. 0%, 11/1/04 (e)  -  20,000  15,700
Viatel, Inc. unit 11 1/4%, 4/15/08 (d)  Caa  500,000  526,250
Winstar Communications, Inc. 11%, 3/15/08 (d)  -  20,000  19,900
  789,988
TOTAL UTILITIES   852,926
TOTAL NONCONVERTIBLE BONDS
(Cost $4,871,258)   4,852,892
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 26.3%
U.S. TREASURY OBLIGATIONS - 26.3%
5 7/8%, 8/31/99  Aaa  710,000  712,776
10 3/4%, 8/15/05  Aaa  2,210,000  2,875,409
9%, 11/15/18  Aaa  390,000  542,038
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $4,103,719)   4,130,223
FOREIGN GOVERNMENT OBLIGATIONS (H) - 21.1%
Argentinian Republic:
 Brady:
  floating rate bond 6 5/8%,
   3/31/05 (bearer) (g)  Ba3  95,000  83,838
  par euro 5 3/4%, 3/31/23 (f)  Ba3  250,000  185,781
 global bond 11%, 10/9/06  Ba3  150,000  159,150
Austrian Republic euro 4 1/2%, 9/28/05  Aaa JPY  20,000,000  174,188
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1 $ 313,257 $ 230,244
  debt conversion bond euro
   6.69%, 4/15/12 (g)  B1  75,000  52,125
 IDU euro 6.88%, 1/1/01 (g)  B1  350,000  332,150
Bulgarian Republic Brady discount
6.56%, 7/28/24 (g)  B2  140,000  107,100
Canadian Government 7%, 12/1/06  Aa1 CAD  300,000  227,062
Ecuador Republic Brady:
 past due interest euro 6 5/8%,
  2/28/15 (bearer) (g)  B1  55,634  31,885
 par euro 3 1/2%, 2/28/25 (f)  B1  100,000  53,813
German Republic 6%, 1/4/07  Aaa DEM  700,000  419,884
Italian Government 12%, 9/1/01  Aa3 ITL  350,000,000  238,086
Mexico Value recovery rights
6/30/03 discount B  BB+  384,000  -
Panamanian Republic Brady par
3 1/2%, 7/17/26 (f)  Ba1  60,000  39,304
Peruvian Republic Brady FLIRB
3 1/4%, 3/7/17 (g)  B2  100,000  55,871
Polish Republic Brady par
3%, 10/27/24 (f)  Baa  75,000  49,594
Russian Government 11 3/4%, 6/10/03 (d)  B+  20,000  17,675
Treuhandanstalt 6 5/8%, 7/9/03  Aaa DEM  100,000  60,608
United Kingdom, Great Britain & Northern Ireland:
9 3/4%, 8/27/02  Aaa GBP  75,000  139,579
 8 3/4%, 8/25/17  Aaa GBP  50,000  113,124
United Mexican States:
 Brady discount B, 6.48%, 12/31/19 (g)  Ba2  250,000  224,688 global bond 11 1/2%, 5/15/26  Ba2  225,000  255,375
Venezuelan Republic 9 1/4%, 9/15/27  Ba2  80,000  61,800
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,425,797)   3,312,924
COMMON STOCKS - 0.0%
 SHARES VALUE (NOTE 1)

MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Orbital Imaging Corp. warrants 3/1/05 (a)(d)
(Cost $460)  10 $ 450
PREFERRED STOCKS - 8.9%
CONVERTIBLE PREFERRED STOCKS - 1.2%
UTILITIES - 1.2%
TELEPHONE SERVICES - 1.2%
IXC Communications, Inc. $3.375 (d)  4,000  190,250
NONCONVERTIBLE PREFERRED STOCKS - 7.7%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.5%
Echostar Communications Corp.
12 1/8%, pay-in-kind  72  79,200
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
CSC Holdings, Inc. 11 1/8%, pay-in-kind  140  16,030
UTILITIES - 7.1%
CELLULAR - 3.3%
Nextel Communications, Inc. 11 1/8%, pay-in-kind (d)   500  515,000
TELEPHONE SERVICES - 3.8%
ICG Holdings, Inc. 14%, pay-in-kind  517  600,880
TOTAL UTILITIES   1,115,880
TOTAL NONCONVERTIBLE PREFERRED STOCKS   1,211,110
TOTAL PREFERRED STOCKS
(Cost $1,458,978)   1,401,360
SOVEREIGN LOAN PARTICIPATIONS - 1.5%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
Bank for Foreign Economic Affairs of Russia
(VnesheconombankBa) loan participation
restructured under 1997 agreement -
BankBoston Corp. 6.72%, 12/15/20 (g)  - $ 5,000 $ 2,363
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
 restructured under 1997 agreement (g):
  The Chase Manhattan Bank
  6 5/8%, 12/15/20  -  440,000  207,900
  Lehman Commercial Paper, Inc.
   6.72%, 12/15/20  -  50,000  23,625
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $279,369)   233,888
CASH EQUIVALENTS - 11.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98   $ 1,781,280  1,781,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $15,920,581)  $ 15,712,737
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
DEM - German deutsche mark
GBP - British pound
JPY - Japanese yen
ITL - Italian lira
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,414,076 or 21.7% of net assets.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 35.0% AAA, AA, A 35.0%
Baa 0.3% BBB  0.3%
Ba 6.7% BB  10.7%
B 23.3% B  22.4%
Caa 7.7% CCC  3.5%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 3.2%. FMR has determined that unrated debt securities that are lower quality account for 3.2% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  76.9%
Brazil  3.9
Germany  3.1
Mexico  3.1
Argentina  2.7
United Kingdom  2.1
Russian Republic  1.6
Italy  1.5
Canada  1.4
Austria  1.1
Others (individually less than 1%)  2.6
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $15,920,581. Net unrealized depreciation aggregated $207,844, of which $47,688 related to appreciated investment securities and $255,532 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                         JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE              $ 15,712,737
AGREEMENTS OF $1,781,000) (COST $15,920,581) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $716)                             716

RECEIVABLE FOR INVESTMENTS SOLD                                        75,885

RECEIVABLE FOR FUND SHARES SOLD                                        133,530

DIVIDENDS RECEIVABLE                                                   5,632

INTEREST RECEIVABLE                                                    276,609

PREPAID EXPENSES                                                       25,340

 TOTAL ASSETS                                                          16,230,449

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 68,016

PAYABLE FOR INVESTMENTS PURCHASED                            262,380

PAYABLE FOR FUND SHARES REDEEMED                             80,478

ACCRUED MANAGEMENT FEE                                       2,077

OTHER PAYABLES AND ACCRUED EXPENSES                          53,735

 TOTAL LIABILITIES                                                     466,686

NET ASSETS                                                            $ 15,763,763

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 15,991,842

UNDISTRIBUTED NET INVESTMENT INCOME                                    25,185

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                  (44,943)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              (208,321)
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 1,606,472 SHARES OUTSTANDING                          $ 15,763,763

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                   $9.81
PER SHARE ($15,763,763 (DIVIDED BY) 1,606,472 SHARES)



STATEMENT OF OPERATIONS
                       MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                   $ 25,522
DIVIDENDS

INTEREST                                                                             154,109

 TOTAL INCOME                                                                        179,631

EXPENSES

MANAGEMENT FEE                                                          $ 12,459

TRANSFER AGENT FEES                                                      2,416

ACCOUNTING FEES AND EXPENSES                                             9,750

NON-INTERESTED TRUSTEES' COMPENSATION                                    6

CUSTODIAN FEES AND EXPENSES                                              5,000

REGISTRATION FEES                                                        11,147

AUDIT                                                                    7,041

MISCELLANEOUS                                                            250

 TOTAL EXPENSES BEFORE REDUCTIONS                                        48,069

 EXPENSE REDUCTIONS                                                      (24,429)    23,640

NET INVESTMENT INCOME                                                                155,991

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                   (46,386)

 FOREIGN CURRENCY TRANSACTIONS                                           1,443       (44,943)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                   (207,844)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                            (477)       (208,321)

NET GAIN (LOSS)                                                                      (253,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                     $ (97,273)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                                            MAY 1, 1998
                                                                            (COMMENCEMENT
                                                                            OF OPERATIONS) TO
                                                                            JUNE 30, 1998
                                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                  $ 155,991
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                    (44,943)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                        (208,321)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (97,273)

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                     (130,806)

SHARE TRANSACTIONS                                                           16,362,059
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                               129,299

 COST OF SHARES REDEEMED                                                     (499,516)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS     15,991,842

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    15,763,763

NET ASSETS

 BEGINNING OF PERIOD                                                         -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $25,185)   $ 15,763,763

OTHER INFORMATION
SHARES

 SOLD                                                                        1,644,204

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                     13,152

 REDEEMED                                                                    (50,884)

 NET INCREASE (DECREASE)                                                     1,606,472


FINANCIAL HIGHLIGHTS
                                              JUNE 30, 1998 E

                                                   (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS                       .118
NET INVESTMENT INCOME D

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.212)

 TOTAL FROM INVESTMENT OPERATIONS                       (.094)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.096)

NET ASSET VALUE, END OF PERIOD                         $ 9.810

TOTAL RETURN B, C                                       (.94)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 15,764

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.10% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    7.26% A

PORTFOLIO TURNOVER RATE                                 58% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF SALE OF SHARES) TO JUNE
30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Strategic Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by the fund and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $233,888 or 1.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $14,958,935 and $780,412, respectively, of which U.S. government and government agency obligations aggregated $4,103,719 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.10% of average net assets. For the period, the reimbursement reduced the expenses by $24,429.
6. BENEFICIAL INTEREST.
At the end of the period, FMR Capital, an affiliate of FMR was record owner of approximately 63% of the total outstanding shares of the fund.
7. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited, Kent,
England
Fidelity Investments Japan Ltd.,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Margaret L. Eagle, Vice President
Curtis Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)FIDELITY

INTERNATIONAL BOND
FUND
(FORMERLY FIDELITY GLOBAL BOND FUND)
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGERS' REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  18  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 22  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998         PAST 6  PAST 1  PAST 5  PAST 10
                                    MONTHS  YEAR    YEARS   YEARS

FIDELITY INTERNATIONAL BOND A       0.83%   1.41%   1.75%   67.76%

SB NON-US DOLLAR WORLD GOVT BOND    2.09%   0.88%   36.09%  118.96%

SB WORLD GOVT BOND                  2.79%   4.31%   35.89%  122.95%

INTERNATIONAL INCOME FUNDS AVERAGE  2.78%   3.67%   34.48%  97.58%

GLOBAL INCOME FUNDS AVERAGE         2.09%   4.67%   33.62%  108.51%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's performance to Salomon Brothers Non-US Dollar World Government Bond Index, Unhedged - a market-capitalization weighted index that is designed to represent the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of at least one year. The fund formerly was compared to the Salomon Brothers World Government Bond Index, Unhedged - a market-capitalization weighted index of debt issues traded in 14 world government bond markets. Issues included in the index have fixed-rate coupons and maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the international income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six month average represents a peer group of 55 mutual funds. The fund formerly was included in Lipper's global income funds category (which included 151 funds for the past six months). These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998         PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY INTERNATIONAL BOND A       1.41%   0.35%   5.31%

SB NON-US DOLLAR WORLD GOVT BOND    0.88%   6.36%   8.15%

SB WORLD GOVT BOND                  4.31%   6.33%   8.35%

INTERNATIONAL INCOME FUNDS AVERAGE  3.67%   5.96%   6.99%

GLOBAL INCOME FUNDS AVERAGE         4.67%   5.91%   7.58%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
G PRIOR TO FEBRUARY 27, 1998, INTERNATIONAL BOND OPERATED UNDER CERTAIN DIFFERENT INVESTMENT POLICIES. ACCORDINGLY, THE FUND'S HISTORICAL PERFORMANCE MAY NOT REPRESENT ITS CURRENT INVESTMENT POLICIES.
$10,000 OVER 10 YEARS
             International Bond          SB Non-US World Govt Bond
             00451                       SB023
  1988/06/30      10000.00                    10000.00
  1988/07/31      10009.03                     9946.32
  1988/08/31       9936.77                     9728.47
  1988/09/30      10054.20                    10014.20
  1988/10/31      10361.34                    10719.64
  1988/11/30      10551.04                    11109.19
  1988/12/31      10497.60                    10882.91
  1989/01/31      10468.22                    10486.71
  1989/02/28      10380.09                    10571.90
  1989/03/31      10350.71                    10249.79
  1989/04/30      10487.80                    10337.64
  1989/05/31      10311.54                     9714.72
  1989/06/30      10526.98                     9778.16
  1989/07/31      10869.71                    10452.11
  1989/08/31      10713.03                     9945.87
  1989/09/30      10840.34                    10272.42
  1989/10/31      10987.22                    10186.79
  1989/11/30      11104.73                    10275.97
  1989/12/31      11329.96                    10511.56
  1990/01/31      11299.29                    10384.67
  1990/02/28      11156.13                    10066.99
  1990/03/31      11289.06                     9857.14
  1990/04/30      11289.06                     9883.76
  1990/05/31      11442.44                    10272.86
  1990/06/30      11687.86                    10487.16
  1990/07/31      12096.88                    11003.59
  1990/08/31      12025.30                    10992.95
  1990/09/30      12178.69                    11122.50
  1990/10/31      12465.00                    11919.78
  1990/11/30      12597.94                    12064.87
  1990/12/31      12720.90                    12118.99
  1991/01/31      13000.36                    12586.63
  1991/02/28      13123.32                    12549.36
  1991/03/31      12944.46                    11604.33
  1991/04/30      13123.32                    11823.51
  1991/05/31      13279.81                    11754.29
  1991/06/30      13123.32                    11518.70
  1991/07/31      13257.63                    11867.43
  1991/08/31      13382.49                    12064.87
  1991/09/30      13689.42                    12748.57
  1991/10/31      13874.72                    12912.73
  1991/11/30      13805.23                    13180.27
  1991/12/31      14345.56                    14084.48
  1992/01/31      14200.90                    13809.40
  1992/02/29      14261.18                    13604.86
  1992/03/31      14237.23                    13402.99
  1992/04/30      14430.77                    13497.94
  1992/05/31      14696.89                    14091.13
  1992/06/30      14879.08                    14661.70
  1992/07/31      15102.06                    14981.59
  1992/08/31      15321.75                    15644.44
  1992/09/30      15108.47                    15745.15
  1992/10/31      15010.26                    15176.80
  1992/11/30      14784.91                    14787.26
  1992/12/31      14976.34                    14756.20
  1993/01/31      15149.35                    14957.63
  1993/02/28      15382.63                    15254.89
  1993/03/31      15721.51                    15633.79
  1993/04/30      15871.01                    16103.20
  1993/05/31      16162.75                    16396.47
  1993/06/30      16487.23                    16089.44
  1993/07/31      16738.13                    16100.98
  1993/08/31      17160.96                    16674.21
  1993/09/30      17258.77                    16955.94
  1993/10/31      17705.84                    16878.30
  1993/11/30      17649.48                    16800.66
  1993/12/31      18257.12                    16987.44
  1994/01/31      18456.47                    17061.09
  1994/02/28      17451.62                    17109.01
  1994/03/31      16195.18                    17317.54
  1994/04/30      15876.25                    17430.23
  1994/05/31      15964.79                    17195.97
  1994/06/30      15276.97                    17612.14
  1994/07/31      15555.10                    17657.39
  1994/08/31      15748.32                    17555.35
  1994/09/30      15749.12                    17903.19
  1994/10/31      15820.88                    18364.61
  1994/11/30      15886.34                    17995.47
  1994/12/31      15279.12                    18005.24
  1995/01/31      15145.76                    18397.44
  1995/02/28      15102.97                    18918.76
  1995/03/31      15201.49                    20604.73
  1995/04/30      15457.84                    21045.74
  1995/05/31      15924.01                    21505.39
  1995/06/30      16073.19                    21612.32
  1995/07/31      16043.36                    21726.78
  1995/08/31      15547.83                    20484.49
  1995/09/30      15816.67                    21087.45
  1995/10/31      16010.68                    21154.89
  1995/11/30      16118.95                    21339.90
  1995/12/31      16296.11                    21525.36
  1996/01/31      16094.12                    21048.40
  1996/02/29      16101.19                    21108.74
  1996/03/31      16069.50                    21160.65
  1996/04/30      16012.03                    21117.17
  1996/05/31      16022.94                    21126.94
  1996/06/30      16114.99                    21245.40
  1996/07/31      16395.08                    21832.38
  1996/08/31      16422.72                    21978.79
  1996/09/30      16499.77                    21937.53
  1996/10/31      16745.31                    22307.56
  1996/11/30      16989.19                    22563.11
  1996/12/31      16841.76                    22403.39
  1997/01/31      16344.58                    21492.97
  1997/02/28      16237.31                    21243.18
  1997/03/31      16071.88                    21107.86
  1997/04/30      15950.80                    20679.27
  1997/05/31      16380.57                    21440.17
  1997/06/30      16543.00                    21704.16
  1997/07/31      16386.51                    21137.58
  1997/08/31      16333.48                    21232.97
  1997/09/30      16725.85                    21749.86
  1997/10/31      16978.19                    22237.46
  1997/11/30      16725.97                    21667.33
  1997/12/31      16637.60                    21448.60
  1998/01/31      16783.71                    21593.68
  1998/02/28      16921.63                    21897.16
  1998/03/31      16905.18                    21536.89
  1998/04/30      17132.17                    22010.74
  1998/05/31      16936.50                    21974.80
  1998/06/30      16775.79                    21895.83
IMATRL PRASUN   SHR__CHT 19980630 19980714 140841 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity International Bond Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $16,776 - a 67.76% increase on the initial investment. For comparison, look at how the Salomon Brothers Non-US Dollar World Government Bond Index, Unhedged did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,896 - a 118.96% increase.
Beginning with this report, the fund will compare its performance to that of the Salomon Brothers Non-US Dollar World Government Bond Index rather than the Salomon Brothers World Government Bond Index. The Salomon Brothers Non-US Dollar World Government Bond Index is a better representation of the fund's investment policy of investing primarily outside of the U.S.
UNDERSTANDING
PERFORMANCE
MANY MARKETS AROUND THE GLOBE
OFFER THE POTENTIAL FOR SIGNIFICANT
GROWTH OVER TIME; HOWEVER,
INVESTING IN FOREIGN MARKETS
MEANS ASSUMING GREATER RISKS
THAN INVESTING IN THE UNITED
STATES. FACTORS LIKE CHANGES IN
A COUNTRY'S FINANCIAL MARKETS,
ITS LOCAL POLITICAL AND ECONOMIC
CLIMATE, AND THE FLUCTUATING
VALUE OF ITS CURRENCY CREATE
THESE RISKS. FOR THESE REASONS
AN INTERNATIONAL FUND'S
PERFORMANCE MAY BE MORE
VOLATILE THAN A FUND THAT INVESTS
EXCLUSIVELY IN THE UNITED
STATES.
(CHECKMARK)
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998   PAST 1       PAST 6        PAST 1
                              MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE           4.41(CENTS)  24.74(CENTS)  49.03(CENTS)

ANNUALIZED DIVIDEND RATE      5.96%        5.46%         5.35%

30-DAY ANNUALIZED YIELD       4.68%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on the fund's average share price of $9.01 over the past one month, $9.14 over the past six months and $9.17 over the past one year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Globally, investment-grade
fixed-income markets generated
positive returns in the first half of
1998. However, debt in the lower
credit tiers, domestically and in
emerging markets, experienced
pronounced volatility and
widening yield spreads. The U.S.
Treasury market generated strong
performance over the past six
months, with long-term bond yields
finishing June at their lowest level
in over 20 years. The yield curve
flattened as long-term rates fell
more than short-term rates.
Long-term interest rates declined in
response to benign inflation, an
unchanged monetary policy and
Asian instability that pushed the
dollar to an eight-year high against
the Japanese yen. Non-U.S.
developed country debt also
posted positive results in U.S. dollar
terms. Within the Salomon Brothers
World Government Bond Index,
European currency strength
relative to the dollar resulted in
broad gains. The U.K. and Sweden
led the way with Japan and
Switzerland delivering the only
negative results. The escalating
banking crisis in Japan, combined
with the brewing fiscal crisis in
Russia, increased spread volatility
and weakness in emerging-market
debt issues in the second quarter.
The following is an interview with John Carlson, lead Portfolio Manager of Fidelity International Bond Fund; Ian Spreadbury, manager of the fund's investment-grade developed-market investments; and Luis Martins, manager of the fund's emerging-market investments.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the six months that ended June 30, 1998, the fund returned 0.83%. Over the same period, the Salomon Brothers Non-US World Government Bond Index, Unhedged, returned 2.09%. The international income funds average returned 2.78% during this time, according to Lipper Analytical Services. For the 12 months that ended June 30, 1998, the fund returned 1.41%, while the Salomon Brothers index and Lipper group returned 0.88% and 3.67%, respectively.
Q. WHY DID THE FUND'S RETURN LAG THAT OF BOTH THE INDEX AND PEER GROUP DURING THE PERIOD?
J.C. The fund's emerging-market component had a negative impact on overall performance, as troubles in Asia, Russia and India translated into uncertainty and speculation in many regions of the world. The J.P. Morgan Emerging Markets Bond Index Plus - a common proxy of emerging-market performance - was down 1.08% during the period. In contrast, the backdrop for global, developed markets was a bit brighter. In Europe, many markets continued to benefit from the strong likelihood that a uniform currency program would be in place in January 1999. Low inflation also contributed to the generally positive climate for foreign developed bonds.
Q. LUIS, HOW DID THE EMERGING-MARKETS SUB-PORTFOLIO FARE DURING THE
PERIOD?
L.M. It was a disappointing period. The sub-portfolio's overweighting in Russian bonds, strong performers six months ago, turned out to be the biggest detractors in the first half of 1998. Despite having a low external debt load as a percent of its gross domestic product and exports, Russia's practice of funding budget deficits with high-yielding, short-term government bonds sent interest rates skyrocketing and led to a loss of investor confidence. Even with interest rates of 150%, investors shied away from new issues. The country was forced to deplete its capital reserves to pay for maturing notes instead of using proceeds from new issues. The importance of a pact with the International Monetary Fund to avoid a devaluation of the rouble became critical. As a major exporter of oil, lower oil prices compounded Russia's problems in the period.
Q. WHICH EMERGING-MARKET POSITIONS PERFORMED WELL DURING THE PERIOD? L.M. The fund's investments in Turkey, Poland and Algeria contributed positively . The fund's position in Turkish bonds performed well as the Turkish economy improved steadily. Poland was one of the better growth stories during this time, as low inflation and the country's desire to be part of a uniform European currency equated to strong asset performance. The fund's Algerian holdings contributed positively to performance. The particular securities the fund bought were not as closely followed as other issuers' bonds, and thorough country research convinced us we had found a superior risk/reward opportunity.
Q. TURNING TO YOU, IAN, WHAT SORTS OF STRATEGIES DID YOU IMPLEMENT DURING THE PERIOD WITH RESPECT TO THE DEVELOPED MARKETS?
I.S. There were a couple. In Europe, the drive toward a uniform currency has created an environment in which companies across the continent feel more comfortable conducting business with one another. As a result, corporate bonds - previously scarce in Europe except in the United Kingdom - began to be more prevalent on the landscape. Corporate bonds typically offer higher yields than Treasuries, and I was able to find opportunities in Deutsche marks with a Swedish investment firm - Investor Group Finance - and with U.K.-based Lloyds Bank. The fund's stake in Punch Taverns, an asset-backed security backed by lease flows from various pubs, performed well.
Q. IAN AND LUIS, COULD YOU EACH PROVIDE YOUR OUTLOOK FOR THE COMING
MONTHS?
L.M. I'm cautiously optimistic, provided there is no equity market downturn in either the U.S. or Europe. Further, it would be favorable for emerging markets if U.S. interest rates maintain their current levels. I'm also hoping that Japan - which isn't an emerging market but does influence my investing universe - can right its economic ship. Political elections in a number of emerging-market regions will also be closely followed. When it's all said and done, strong research and credit analysis will be the backbone of performance. I'll continue to work hard to find good opportunities.
I.S. Knock on wood, but global bond markets appear to be in pretty good shape. Lower commodity prices and a strong dollar could help keep inflation in check. In terms of the portfolio, I'll be relying on our strong research team to help identify attractive opportunities. I may look to add more corporate bond positions as well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
IAN SPREADBURY TALKS ABOUT A
UNIFORM CURRENCY IN EUROPE AND
HOW IT HAS INFLUENCED HIS
STRATEGY:
"AS COUNTRIES HAVE MET THE
REQUIREMENTS NECESSARY FOR JOINING
THE EUROPEAN MONETARY UNION
(EMU), WE'VE SEEN A CONVERGENCE
OF ECONOMIC AND FISCAL POLICIES. AS
A RESULT, I BEGAN TO LOOK AT THREE OF
THE FUND'S MAJOR INVESTMENT AREAS
- FRANCE, GERMANY AND ITALY -
ALMOST AS ONE.
"IN PARTICULAR, I MADE SOME MOVES
BASED ON THE YIELD CURVES FOR EACH
REGION. A YIELD CURVE IS A GRAPH THAT
SHOWS HOW YIELDS VARY FOR BONDS OF
SIMILAR QUALITY BUT DIFFERENT
MATURITIES. BACK IN MAY,
SHORT-TERM INTEREST RATES WERE HIGH
IN ITALY AND WE FELT THEY WOULD
COME DOWN AS THE INTRODUCTION OF
THE EURO NEARED. LOOKING FORWARD
NINE MONTHS, WE DETERMINED THAT
THE YIELD CURVE IN ITALY WOULD BE
ONLY SLIGHTLY HIGHER THAN THE
GERMAN CURVE. AFTER DOING SOME
ANALYSIS, WE CONCLUDED THAT IT
MADE SENSE FOR US TO MOVE OUR
ITALIAN LIRA EXPOSURE TO THE SHORT
END OF THE CURVE AND BALANCE THAT
BY MOVING OUR GERMAN DEUTSCHE
MARK EXPOSURE TO THE LONG END.
"OF COURSE, THESE MOVES ARE
CONTINGENT UPON THE EURO COMING
TO FRUITION. AT THIS POINT, THE
CONSENSUS SEEMS TO BE THAT IT
WOULD TAKE A MAJOR DEVELOPMENT
TO THROW IT OFF COURSE."
FUND FACTS
GOAL: HIGH TOTAL INVESTMENT RETURN
FUND NUMBER: 451
TRADING SYMBOL: FGBDX
START DATE: DECEMBER 30, 1986
SIZE: AS OF JUNE 30, 1998,
MORE THAN $71 MILLION
MANAGERS: JOHN CARLSON, LEAD
MANAGER, SINCE FEBRUARY 1998;
IAN SPREADBURY, MANAGER,
INVESTMENT-GRADE
DEVELOPED-MARKET INVESTMENTS,
SINCE 1996; LUIS MARTINS,
MANAGER, EMERGING-MARKET
INVESTMENTS, SINCE FEBRUARY
1998
(CHECKMARK)
INVESTMENT CHANGES


THE CHARTS BELOW HIGHLIGHT THREE DIFFERENT ASPECTS OF THE FUND'S
INVESTMENTS: THE COUNTRY WHERE THEY WERE ISSUED, THEIR SENSITIVITY TO INTEREST RATE CHANGES, AND THEIR CURRENCY EXPOSURE. THE TOP COUNTRIES IN EACH TABLE DIFFER BECAUSE SOME SECURITIES HAVE MORE INTEREST RATE RISK THAN OTHERS, AND BECAUSE SECURITIES ISSUED IN ONE COUNTRY MAY BE DENOMINATED IN ANOTHER COUNTRY'S CURRENCY.
TOP FIVE COUNTRIES AS OF JUNE 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

GERMANY                       17            10

UNITED KINGDOM                15            8

CANADA                        14            4

FRANCE                        11            8

ARGENTINA                     4             0

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
TOP INTEREST RATE EXPOSURES AS OF JUNE 30, 1998
(ESTIMATED BY COUNTRY)  % OF FUND'S      % OF INTEREST RATE
                        TOTAL INTEREST   EXPOSURE
                        RATE EXPOSURE    6 MONTHS AGO

GERMANY                 25               10

CANADA                  17               3

FRANCE                  14               8

UNITED KINGDOM          11               8

AUSTRIA                 5                0

FIDELITY ESTIMATES INTEREST RATE EXPOSURE BASED ON THE DURATION, OR INTEREST RATE SENSITIVITY, OF THE FUND'S HOLDINGS. AS OF JUNE 30, 1998 THE FUND WAS MOST SENSITIVE TO INTEREST RATE MOVEMENTS IN GERMANY, WHICH ACCOUNTS FOR 25% OF THE FUND'S INTEREST RATE EXPOSURE.
TOP CURRENCY EXPOSURES AS OF JUNE 30, 1998
(ESTIMATED BY CURRENCY)  % OF FUND'S   % OF NET ASSETS
                         NET ASSETS     6 MONTHS AGO

GERMAN DEUTSCHE MARK     22            11

U.S. DOLLAR              21            32

ITALIAN LIRA             14            7

CANADIAN DOLLAR          13            3

BRITISH POUND            13            6

THE GERMAN DEUTSCHE MARK, AT APPROXIMATELY 22% OF NET ASSETS, WAS THE FUND'S LARGEST FOREIGN CURRENCY EXPOSURE AS OF JUNE 30, 1998.
INVESTMENTS JULY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 22.9%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
BRAZIL - 0.1%
TV Bandeirantes Ltd.
12 7/8%, 5/15/06 (f)  B2 $ 100,000 $ 84,000
CANADA - 2.6%
Canada Trustco Mortgage Co. 5.20%, 9/13/00  - CAD 2,000,000  1,354,318
Hurricane Hydrocarbons Ltd.
11 3/4%, 11/1/04 (f)  B3  100,000  97,000
Trizec Hahn Corp. 7.45%, 6/1/04  Ba1 CAD 500,000  345,256
  1,796,574
DOMINICAN REPUBLIC - 0.1%
Tricom SA 11 3/8%, 9/1/04  B2  100,000  95,250
FRANCE - 5.3%
Credit Local de France euro
8 1/8%, 12/6/06 (b)  Aa1 ITL 5,500,000  3,713,826
MEXICO - 0.6%
Banco Nacional de Comercio Exterior SNC
11 1/4%, 5/30/06 (Reg.)  Ba2  400,000  442,000
NETHERLANDS - 1.7%
Dresdner Finance BV
7 1/4%, 1/12/00   Aa1 DEM 2,000,000  1,155,436
SWEDEN - 1.6%
Investor Group Finance AB euro
5 1/4%, 6/30/08  A3 DEM 2,000,000  1,098,782
UNITED KINGDOM - 9.9%
Argyll Group PLC Class L 8 1/8%, 10/4/02  - GBP 250,000  427,311
Ford Credit Europe PLC 11.70%, 11/18/98 (b)  A1 ITL 1,185,000  680,224
Lloyds Bank PLC:
 7 3/8%, 3/11/04  Aa2 GBP 500,000  855,030
 euro 5 1/4%, 7/14/08  Aa2 DEM 2,000,000  1,102,301
Punch Taverns Finance PLC euro 7.57%, 4/15/26  Baa2 GBP 1,000,000
1,736,493
Tesco PLC 8 3/4%, 2/20/03  Aa3 GBP 1,200,000  2,131,781
  6,933,140
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
UNITED STATES OF AMERICA - 1.0%
KFW International Finance, Inc.
10 5/8%, 9/3/01  Aaa GBP 250,000 $ 455,601
Samsung Electronics America, Inc.
9 3/4%, 5/1/03 (f)  Ba1  300,000  276,000
  731,601
TOTAL NONCONVERTIBLE BONDS
(Cost $15,976,220)   16,050,609
FOREIGN GOVERNMENT OBLIGATIONS (G) - 63.4%
ARGENTINA - 3.9%
Argentinian Republic:
 8 3/4%, 7/10/02 (Reg. S)  Ba3 ARS 100,000  87,012
 11 3/4%, 2/12/07  Ba3 ARS 100,000  94,513
 BOCON:
  3.1875%, 9/1/02  Ba3  265,400  244,166
  3.29%, 9/1/02 (e)  Ba3 ARS 251,226  207,236
  3.1875%, 4/1/07  Ba3  230,155  194,735
  3.29%, 4/1/07 (e)  Ba3 ARS 244,417  171,168
 Brady:
  par euro 5 3/4%, 3/31/23 (d)  Ba3  850,000  631,656
  discount euro 6 5/8%, 3/31/23 (e)  Ba3  850,000  690,094
 global bond 9 3/4%, 9/19/27  Ba3  450,000  415,688
  2,736,268
AUSTRIA - 3.1%
Austrian Republic euro (b):
 4 1/2 %, 9/28/05  Aaa JPY 170,000  1,480,602
 3 3/4%, 2/3/09  Aaa JPY 85,000  730,114
  2,210,716
BRAZIL - 3.4%
Brazialian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1  783,142  575,609
  debt conversion bond
   euro 6.6875%, 4/15/12 (e)  B1  1,300,000  903,500
  FLIRB 5%, 4/15/09 (bearer) (d)  B1  700,000  483,000
  new money bond 6.6875%, 4/15/09 (Reg.)(e) B1  300,000  228,000 global bond 10 1/8%, 5/15/27  B1  250,000  215,313
  2,405,422
FOREIGN GOVERNMENT OBLIGATIONS (G) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
BULGARIA - 0.7%
Bulgarian Republic Brady (e):
 FLIRB A 2 1/4%, 7/28/12   B2 $ 300,000 $ 186,000
 discount 6.5625%, 7/28/24  B2  400,000  306,000
  492,000
CANADA - 11.1%
Canadian Government:
 4 3/4%, 9/15/99  Aa1 CAD 2,050,000  1,388,734
 9%, 6/1/25  Aa1 CAD 2,350,000  2,374,897
Ontario Province 9%, 9/15/04  Aa3 CAD 5,000,000  4,026,980
  7,790,611
COTE D'IVOIRE - 0.2%
Ivory Coast Brady past due interest
 2%, 3/30/18 (e)(f)  -  350,000  129,938
ECUADOR - 0.9%
Ecuador Republic Brady:
 past due interest euro
 6 5/8%, 2/28/15 (bearer) (e)  B1  222,534  127,540
 par euro 3 1/2%, 2/28/25 (d)  B1  775,000  417,047
 discount euro 6 5/8%, 2/28/25 (e)  B1  100,000  69,500
  614,087
FRANCE - 5.3%
French Government OAT 9 1/2%, 1/25/01  Aaa FRF 20,000,000  3,717,938
GERMANY - 16.9%
German Federal Republic:
 6%, 1/4/07  Aaa DEM 5,500,000  3,299,087
 6 1/4%, 1/4/24  Aaa DEM 4,500,000  2,806,278
Treuhandanstalt 6 5/8%, 7/9/03  Aaa DEM 9,500,000  5,757,794
  11,863,159
ITALY - 3.2%
Italian Government 12%, 9/1/01 (b)  Aa3 ITL 3,300,000  2,244,815
KOREA (SOUTH) - 0.1%
Korean Republic global bond 8 3/4%, 4/15/03  Ba1  100,000  94,313
FOREIGN GOVERNMENT OBLIGATIONS (G) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
MEXICO - 2.8%
United Mexican States:
 Brady:
  par A 6 1/4%, 12/31/19 unit  Ba2 $ 250,000 $ 207,188
  par B 6 1/4%, 12/31/19 unit  Ba2  500,000  414,375
 global bond:
  8 5/8%, 3/12/08  Ba2  400,000  387,400
  11 1/2%, 5/15/26  Ba2  820,000  930,700
  1,939,663
PANAMA - 0.7%
Panamanian Republic:
 Brady:
  interest reduction bond euro 4%, 7/17/14 (e) Ba1 250,000 185,625 past due interest euro 6.5625%, 7/17/19 (d) Ba1 312,442 237,846 par 3 1/2%, 7/17/26 (d)  Ba1  100,000  65,500
 global bond 8 7/8%, 9/30/27  Baa  50,000  46,875
  535,846
PERU - 0.7%
Peruvian Republic Brady (e):
 past due interest 4%, 3/7/17   B2  200,000  123,500
 FLIRB 3 1/4%, 3/7/17   B2  600,000  335,250
  458,750
POLAND - 0.2%
Polish Government Brady past due interest
4%, 10/27/14 (e)(f)  Baa  200,000  180,500
RUSSIA - 1.6%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) interest notes
6 5/8%, 12/15/15 (e)(f)  B1  60,523  33,552
Moscow City 9 1/2%, 5/31/00 (Reg.)  B1  700,000  602,875
Russian Government euro 10%, 6/26/07  B1  650,000  496,438
  1,132,865
SPAIN - 2.3%
Spanish Kingdom 3.10%, 9/20/06 (b)  Aa2 JPY 200,000  1,605,845
FOREIGN GOVERNMENT OBLIGATIONS (G) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
TURKEY - 0.4%
Turkish Government (b)(e):
 24%, 3/25/99 (coupon linked to CPI)  - TRL 36,018,000 $ 159,560
 23%, 5/26/99 (coupon linked to CPI)  - TRL 37,500,000  149,213
  308,773
UNITED KINGDOM - 4.9%
United Kingdom, Great Britain &
Northern Ireland:
  10 1/4%, 11/22/99  Aaa GBP 330,000  571,408
  7 1/4%, 12/7/07  Aaa GBP 630,000  1,155,222
  9%, 8/6/12  Aaa GBP 780,000  1,697,653
  3,424,283
VENEZUELA - 0.9%
Venezuelan Republic:
 Brady:
  FLIRB B 6 5/8%, 3/31/07 (e)  Ba2  428,570  356,249
  debt conversion bond 6 5/8%, 12/18/07 (e)  Ba2  238,095  193,750
 9 1/4%, 9/15/27  Ba2  100,000  77,250
  627,249
VIETNAM - 0.1%
Socialist Republic of Vietnam Brady
3%, 3/12/28 (d)  -  100,000  36,250
TOTAL GOVERNMENT OBLIGATIONS
(Cost $46,622,012)   44,549,291
SUPRANATIONAL OBLIGATIONS - 9.5%
Eurofima euro 11 1/8%, 2/2/00 (b)  Aaa ITL 5,500,000  3,383,006
Inter-American Development Bank
6 3/4%, 2/20/01 (b)  Aaa JPY 250,000  2,078,385
International Bank Reconstruction &
Development 4 3/4%, 12/20/04 (b)  Aaa JPY 140,000  1,218,888
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $7,412,059)   6,680,279
SOVEREIGN LOAN PARTICIPATIONS - 2.5%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
ALGERIA - 0.7%
Algerian Republic loan participation (e):
 - The Chase Manhattan Bank
  7.3125%, 3/4/00   - $ 450,000 $ 418,500
 - Merrill Lynch, Pierce, Fenner & Smith, Inc.
  7.3125%, 3/4/00   -  100,000  93,000
  511,500
RUSSIA - 1.8%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
restructured under 1997 agreement (e):
 - Bank Boston 6.7188%, 12/15/20  -  1,000,000  472,500
 - The Chase Manhattan Bank
   6.7188%, 12/15/20   -  350,000  165,375
 - Lehman Commercial Paper, Inc.
   6.7188%, 12/15/20  -  950,000  448,874
 - Merrill Lynch, Pierce, Fenner & Smith, Inc.
  6.7188%, 12/15/20   -  400,000  189,000
  1,275,749
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $2,077,642)   1,787,249
CASH EQUIVALENTS - 1.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98
(Cost $1,156,000) $ 1,156,182  1,156,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $73,243,933)  $ 70,223,428
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
GBP - British pound
CAD - Canadian dollar
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
TRL - Turkish lira
LEGEND
(i) Principal amount is stated in United States dollars unless otherwise noted.
(j) Principal amount in thousands.
(k) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(l) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $800,990 or 1.1% of net assets.
(o) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.2% AAA, AA, A 64.8%
Baa 2.8% BBB  3.5%
Ba 9.9% BB  13.5%
B 7.7% B  1.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities
Cash Equivalents   1.7%
Construction & Real Estate    0.5
Energy    0.1
Finance    18.0
Foreign Government Obligations   63.4
Media & Leisure   0.1
Retail & Wholesale   3.7
Sovereign Loan Participations   2.5
Supranational Obligations    9.5
Technology    0.4
Utilities   0.1
    100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $73,243,933. Net unrealized depreciation aggregated $3,020,505, of which $587,884 related to appreciated investment securities and $3,608,389 related to depreciated investment securities.
At December 31, 1997, the fund had a capital loss carryforward of approximately $94,000,000 of which $81,000,000 and $13,000,000 will expire on December 31, 2002 and 2003, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                            JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 70,223,428
AGREEMENTS OF $1,156,000) (COST $73,243,933) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      950

FOREIGN CURRENCY HELD AT VALUE (COST $148,274)                            148,274

RECEIVABLE FOR INVESTMENTS SOLD                                           2,179,607

RECEIVABLE FOR FUND SHARES SOLD                                           58,440

INTEREST RECEIVABLE                                                       1,893,984

OTHER RECEIVABLES                                                         12,314

 TOTAL ASSETS                                                             74,516,997

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 2,696,425

PAYABLE FOR FUND SHARES REDEEMED                             101,812

ACCRUED MANAGEMENT FEE                                       41,872

OTHER PAYABLES AND ACCRUED EXPENSES                          41,144

 TOTAL LIABILITIES                                                        2,881,253

NET ASSETS                                                               $ 71,635,744

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 171,743,771

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          (383,431)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (96,655,191)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 (3,069,405)
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 8,032,796 SHARES OUTSTANDING                             $ 71,635,744

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $8.92
SHARE ($71,635,744 (DIVIDED BY) 8,032,796 SHARES)



STATEMENT OF OPERATIONS
                                         SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 2,529,125
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 262,048

TRANSFER AGENT FEES                                        116,654

ACCOUNTING FEES AND EXPENSES                               30,418

NON-INTERESTED TRUSTEES' COMPENSATION                      146

CUSTODIAN FEES AND EXPENSES                                13,105

REGISTRATION FEES                                          19,951

AUDIT                                                      32,855

LEGAL                                                      1,284

MISCELLANEOUS                                              8,790

 TOTAL EXPENSES BEFORE REDUCTIONS                          485,251

 EXPENSE REDUCTIONS                                        (1,253)       483,998

NET INVESTMENT INCOME                                                    2,045,127

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (2,409,761)

 FOREIGN CURRENCY TRANSACTIONS                             (73,755)      (2,483,516)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     1,071,288

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              31,264        1,102,552

NET GAIN (LOSS)                                                          (1,380,964)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 664,163
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  YEAR ENDED
                                                        JUNE 30, 1998     DECEMBER 31,
                                                        (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 2,045,127       $ 4,958,974
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                (2,483,516)       (3,055,231)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    1,102,552         (3,699,648)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         664,163           (1,795,905)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (2,067,127)       (1,504,944)
FROM NET INVESTMENT INCOME

 RETURN OF CAPITAL                                       -                 (3,461,039)

 TOTAL DISTRIBUTIONS                                     (2,067,127)       (4,965,983)

SHARE TRANSACTIONS                                       15,067,831        38,795,875
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           1,883,304         4,325,909

 COST OF SHARES REDEEMED                                 (22,294,766)      (71,608,454)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         (5,343,631)       (28,486,670)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (6,746,595)       (35,248,558)

NET ASSETS

 BEGINNING OF PERIOD                                     78,382,339        113,630,897

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF    $ 71,635,744      $ 78,382,339
NET INVESTMENT INCOME OF $383,431 AND $361,431,
RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                    1,651,795         4,190,363

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 207,094           469,964

 REDEEMED                                                (2,446,078)       (7,737,241)

 NET INCREASE (DECREASE)                                 (587,189)         (3,076,914)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED               YEARS ENDED DECEMBER 31,
                              JUNE 30, 1998

                              (UNAUDITED)       1997      1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 9.090           $ 9.710   $ 9.940    $ 9.880    $ 12.610   $ 11.340
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .245 C             .497 C    .550       .745       .569       .731
OPERATIONS
NET INVESTMENT
 INCOME

 NET REALIZED                  (.168)             (.621)    (.234)     (.109)     (2.589)    1.648
 AND UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         .077               (.124)    .316       .636       (2.020)    2.379
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.247)             (.150)    (.096)     (.516)     (.225)     (.629)
 INCOME

 IN EXCESS OF NET              -                  -         -          -          (.054)     -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        -                  -         -          -          -          (.280)

 IN EXCESS OF NET              -                  -         -          -          (.020)     (.200)
 REALIZED GAIN

 RETURN OF CAPITAL             -                  (.346)    (.450)     (.060)     (.411)     -

 TOTAL DISTRIBUTIONS           (.247)             (.496)    (.546)     (.576)     (.710)     (1.109)

NET ASSET VALUE,              $ 8.920            $ 9.090   $ 9.710    $ 9.940    $ 9.880    $ 12.610
 END OF PERIOD

TOTAL RETURN B                 .83%               (1.21)%   3.35%      6.66%      (16.31)%   21.91%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 71,636           $ 78,382  $ 113,631  $ 196,862  $ 382,803  $ 686,252
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           1.28% A             1.27%     1.22%      1.16%      1.14%      1.17%
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT        5.39% A             5.36%     6.09%      6.19%      6.50%      6.79%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        331% A              74%       91%        322%       367%       198%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity International Bond Fund (the fund) (formerly Fidelity Global Bond Fund) is a fund of Fidelity School Street Trust (the trust) (formerly a fund of Fidelity Investment Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INCOME TAXES - CONTINUED
accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the period ended December 31, 1997, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management &
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,787,249 or 2.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $116,063,866 and $121,593,729, respectively, of which U.S. government and government agency obligations aggregated $95,608,370 and $96,152,158, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individualfund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .69% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets. ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $103 and $1,150, respectively, under these arrangements.
6. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived
6. CREDIT RISK - CONTINUED
credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity International Investment
 Advisors
Fidelity International Investment
 Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
John H. Carlson, Vice President
Bart A. Grenier, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN

INTERMEDIATE MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY LIMITED TERM MUNICIPAL
INCOME FUND)
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  28   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 32   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998            PAST 6  PAST 1  PAST 5  PAST 10
                                       MONTHS  YEAR    YEARS   YEARS

SPARTAN INTERMEDIATE MUNICIPAL INCOME  2.37%   7.59%   32.89%  104.08%

LB 1-17 YEAR MUNICIPAL BOND            2.52%   7.64%   34.29%  N/A

INTERMEDIATE MUNICIPAL DEBT            2.05%   6.69%   29.83%  95.35%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 151 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998            PAST 1  PAST 5  PAST 10
                                       YEAR    YEARS   YEARS

SPARTAN INTERMEDIATE MUNICIPAL INCOME  7.59%   5.85%   7.39%

LB 1-17 YEAR MUNICIPAL BOND            7.64%   6.07%   N/A

INTERMEDIATE MUNICIPAL DEBT            6.69%   5.35%   6.91%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan Int. Muni Income    LB Municipal Bond
             00036                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10043.56                    10065.20
  1988/08/31      10054.94                    10074.06
  1988/09/30      10176.25                    10256.40
  1988/10/31      10310.41                    10436.91
  1988/11/30      10255.60                    10341.31
  1988/12/31      10357.17                    10447.10
  1989/01/31      10470.71                    10663.15
  1989/02/28      10393.67                    10541.48
  1989/03/31      10350.72                    10516.29
  1989/04/30      10535.19                    10765.94
  1989/05/31      10709.77                    10989.55
  1989/06/30      10814.95                    11138.79
  1989/07/31      10920.79                    11290.39
  1989/08/31      10864.28                    11179.85
  1989/09/30      10857.10                    11146.54
  1989/10/31      10951.62                    11282.86
  1989/11/30      11083.33                    11480.31
  1989/12/31      11167.65                    11574.22
  1990/01/31      11130.23                    11519.47
  1990/02/28      11213.86                    11622.00
  1990/03/31      11253.30                    11625.48
  1990/04/30      11155.94                    11541.32
  1990/05/31      11328.15                    11793.26
  1990/06/30      11414.85                    11896.92
  1990/07/31      11551.87                    12071.81
  1990/08/31      11529.47                    11896.53
  1990/09/30      11607.55                    11903.31
  1990/10/31      11725.30                    12119.23
  1990/11/30      11881.20                    12362.95
  1990/12/31      11945.55                    12416.73
  1991/01/31      12074.98                    12583.36
  1991/02/28      12192.12                    12692.84
  1991/03/31      12246.44                    12697.41
  1991/04/30      12378.08                    12866.28
  1991/05/31      12471.71                    12980.66
  1991/06/30      12474.96                    12967.81
  1991/07/31      12610.21                    13125.76
  1991/08/31      12731.51                    13298.63
  1991/09/30      12891.95                    13471.78
  1991/10/31      13012.37                    13593.02
  1991/11/30      13021.49                    13630.95
  1991/12/31      13281.87                    13923.47
  1992/01/31      13354.96                    13955.21
  1992/02/29      13403.79                    13959.68
  1992/03/31      13376.10                    13964.84
  1992/04/30      13488.61                    14089.13
  1992/05/31      13603.25                    14254.96
  1992/06/30      13757.21                    14494.16
  1992/07/31      14157.21                    14928.69
  1992/08/31      14052.10                    14783.14
  1992/09/30      14118.88                    14879.82
  1992/10/31      13924.55                    14733.55
  1992/11/30      14209.54                    14997.43
  1992/12/31      14366.67                    15150.55
  1993/01/31      14538.03                    15326.75
  1993/02/28      15063.21                    15881.12
  1993/03/31      14916.72                    15713.26
  1993/04/30      15058.25                    15871.81
  1993/05/31      15154.89                    15961.00
  1993/06/30      15357.55                    16227.39
  1993/07/31      15394.84                    16248.65
  1993/08/31      15709.40                    16586.95
  1993/09/30      15884.00                    16775.87
  1993/10/31      15906.40                    16808.25
  1993/11/30      15801.23                    16660.17
  1993/12/31      16125.18                    17011.87
  1994/01/31      16308.66                    17206.14
  1994/02/28      15933.19                    16760.50
  1994/03/31      15287.32                    16078.02
  1994/04/30      15373.40                    16214.36
  1994/05/31      15510.41                    16354.94
  1994/06/30      15430.17                    16255.01
  1994/07/31      15717.89                    16552.96
  1994/08/31      15773.80                    16610.23
  1994/09/30      15575.52                    16366.40
  1994/10/31      15362.47                    16075.73
  1994/11/30      15061.70                    15785.08
  1994/12/31      15357.23                    16132.51
  1995/01/31      15756.52                    16593.58
  1995/02/28      16132.29                    17076.12
  1995/03/31      16292.09                    17272.32
  1995/04/30      16295.51                    17292.70
  1995/05/31      16701.20                    17844.51
  1995/06/30      16615.85                    17689.27
  1995/07/31      16742.34                    17856.96
  1995/08/31      16975.16                    18083.39
  1995/09/30      17116.79                    18197.86
  1995/10/31      17313.95                    18462.45
  1995/11/30      17509.44                    18768.74
  1995/12/31      17636.72                    18949.11
  1996/01/31      17799.13                    19092.18
  1996/02/29      17742.17                    18963.31
  1996/03/31      17563.55                    18720.95
  1996/04/30      17529.08                    18667.97
  1996/05/31      17511.11                    18660.51
  1996/06/30      17657.99                    18863.72
  1996/07/31      17790.28                    19035.38
  1996/08/31      17792.83                    19030.81
  1996/09/30      17960.90                    19297.24
  1996/10/31      18169.45                    19515.49
  1996/11/30      18451.72                    19872.63
  1996/12/31      18418.89                    19789.16
  1997/01/31      18479.02                    19826.56
  1997/02/28      18627.43                    20008.57
  1997/03/31      18419.48                    19741.86
  1997/04/30      18536.66                    19907.10
  1997/05/31      18772.92                    20206.50
  1997/06/30      18967.73                    20421.70
  1997/07/31      19399.65                    20987.38
  1997/08/31      19263.87                    20790.73
  1997/09/30      19478.15                    21037.51
  1997/10/31      19597.63                    21172.79
  1997/11/30      19695.26                    21297.28
  1997/12/31      19935.17                    21608.01
  1998/01/31      20116.44                    21831.00
  1998/02/28      20123.26                    21837.55
  1998/03/31      20124.88                    21856.77
  1998/04/30      20062.34                    21758.20
  1998/05/31      20307.77                    22102.63
  1998/06/30      20408.19                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980709 084541 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Intermediate Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,408 - a 104.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST RATES.
IN TURN, THE SHARE PRICE, RETURN
AND YIELD OF A FUND THAT INVESTS
IN BONDS WILL VARY. THAT MEANS
IF YOU SELL YOUR SHARES DURING A
MARKET DOWNTURN, YOU MIGHT
LOSE MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS         YEARS ENDED DECEMBER 31,
                 ENDED
                 JUNE 30,
                 1998         1997   1996    1995    1994    1993

DIVIDEND RETURN  2.40%        5.22%  5.12%   5.83%   5.07%   5.54%

CAPITAL RETURN   -0.03%       3.01%  -0.69%  9.01%   -9.83%  6.70%

TOTAL RETURN     2.37%        8.23%  4.43%   14.84%  -4.76%  12.24%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.91(CENTS)  23.62(CENTS)  47.72(CENTS)

ANNUALIZED DIVIDEND RATE                4.79%        4.80%         4.83%

30-DAY ANNUALIZED YIELD                 4.09%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.39%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.93 over the past one month, $9.93 over the past six months and $9.89 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the alternative minimum tax.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with
ongoing expectations that the
turmoil in Asia will slow our
economy and keep inflation at
historical lows, played integral roles
in the municipal bond market
during the six months that ended
June 30, 1998. During this period,
the Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 2.69%. In comparison,
the Lehman Brothers Aggregate
Bond Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.93%. Early in the year,
municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply
of municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through March
and April as many issuers rushed to
the market before the largest deal
in municipal history took place in
May - a $3.5 billion issuance by
the Long Island Power Authority.
This heavy supply, combined with
lower demand, put downward
pressure on municipal bonds in
April and May. Encouraging
inflation reports and renewed
concerns over Asia attracted
investors to the bond market, but
municipals lagged taxable issues
through the end of the period.
NOTE TO SHAREHOLDERS:
Norm Lind became Portfolio Manager of Spartan Intermediate Municipal Income Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six-month period that ended June 30, 1998, the fund had a total return of 2.37%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 2.05% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.52% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 7.59%. That compared to the 6.69% return of the intermediate municipal debt funds average and the 7.64% return of the Lehman Brothers 1-17 Year Municipal Bond Index over the same one-year period.
Q. YOU HAVE BEEN ON THE FUND FOR ABOUT FIVE MONTHS NOW. HAVE YOU MADE ANY STRATEGIC CHANGES SINCE TAKING OVER?
A. No, I haven't. As the previous manager did, I look for bonds that I believe are priced below their fair value, possibly because the market is undervaluing one or more of their features - be it maturity, issuer, credit quality or other factors. As a result, the changes I've made since taking over are a result of opportunities that presented themselves.
Q. WHAT SECURITIES CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
A. Bonds rated Baa - which made up about 12% of the fund's investments at the end of the period - were strong performers. Faced with falling interest rates, yield-hungry investors increasingly sought out these bonds because they offered a slight yield advantage over higher-quality bonds. What's more, there was a very small supply of these bonds during the period. Strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds. That said, the fund's stake in higher-rated bonds accounted for the majority of investments.
Q. WHY DID YOU KEEP THE FUND'S STAKE IN BAA BONDS RELATIVELY LIGHT EVEN THOUGH THEY PERFORMED SO WELL DURING THE PERIOD?
A. I felt the yield advantage offered by Baa-rated bonds over the top-rated Aaa bonds was too small. In my view, that slight amount of additional income wasn't enough to cover the extra risk that Baa-rated bonds carried. My concern was that if the spread - the difference in yield between Aaa-rated and Baa-rated bonds - were to grow as the result of an economic downturn or other reason, Baa-rated bonds would suffer price losses that would more than overwhelm their income advantage.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Yes, there were bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds experienced increased prepayment activity when interest rates fell as mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS ACROSS BONDS WITH VARIOUS MATURITIES?
A. I kept the fund focused on bonds with maturities between five and 12 years. I did that because the intermediate yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was relatively flat beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. This additional income compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?
A. The direction of interest rates will be the primary determinant of municipal bond performance, and it's anybody's guess where they will be six months or a year from now. Municipals may be in for a fairly strong period as they play catch up to the U.S. Treasury market that has so far this year outpaced the municipal market. As far as the fund is concerned, I'll continue to emphasize bonds that I think offer good value given their yields and their risk. For example, I'm comfortable sticking with a fairly large weighting in higher-quality bonds for the time being, because I feel that Baa-rated securities currently do not offer enough additional yield given their risks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NORM LIND ON MUNICIPAL BOND
INSURANCE:
"ONE OF THE MUNICIPAL MARKET'S MORE
INTERESTING DEVELOPMENTS DURING
THIS DECADE HAS BEEN THE RAPIDLY
GROWING NUMBER OF MUNICIPAL BONDS
THAT ARE INSURED. MUNICIPAL BOND
INSURANCE POLICIES ARE UNDERWRITTEN
BY PRIVATE INSURERS. THEY GUARANTEE
THAT BONDS WILL BE PURCHASED FROM
INVESTORS AT PAR - OR FACE VALUE -
SHOULD THE ISSUER DEFAULT ON THE
UNDERLYING DEBT. INSURANCE CAN BE
PURCHASED EITHER BY THE ISSUER OR
THE INVESTOR. BECAUSE INSURED BONDS
GENERALLY ENJOY THE HIGHEST CREDIT
RATING (AAA, AAA OR OTHER,
DEPENDING ON THE INSURER) THEY TEND
TO HAVE GREATER MARKETABILITY AND
LOWER COSTS TO THEIR ISSUERS.
HOWEVER, THEIR YIELD TYPICALLY IS
LOWER THAN SIMILARLY RATED
UNINSURED BONDS BECAUSE THE COST
OF THE INSURANCE IS PASSED ON BY THE
ISSUER TO THE INVESTOR. INVESTORS
SHOULD BE AWARE, HOWEVER, THAT
INSURANCE DOESN'T PROTECT A BOND
FROM SUFFERING PRICE LOSSES. LIKE ALL
BONDS, INSURED BOND PRICES WILL
FLUCTUATE IN RESPONSE TO SUPPLY,
DEMAND, INTEREST-RATE MOVEMENTS
AND OTHER FACTORS."
FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
INCOME FREE FROM FEDERAL INCOME
TAX WITH PRESERVATION OF CAPITAL
FUND NUMBER: 036
TRADING SYMBOL: FLTMX
START DATE: APRIL 15, 1977
SIZE: AS OF JUNE 30, 1998,
MORE THAN $1.1 BILLION
MANAGER: NORM LIND, SINCE
JANUARY 1998; MANAGER, VARIOUS
FIDELITY AND SPARTAN MUNICIPAL
INCOME FUNDS; JOINED FIDELITY
IN 1986
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

TEXAS          14.3          14.9

CALIFORNIA     10.6          13.0

MASSACHUSETTS  10.4          13.1

NEW YORK       8.5           8.1

WASHINGTON     6.2           6.9

TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  37.1          36.8

HEALTH CARE         11.5          11.3

ELECTRIC REVENUE    10.9          13.1

EDUCATION           9.3           8.0

TRANSPORTATION      7.6           5.1

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  7.8                                      8.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
                                                6 MONTHS AGO

YEARS  5.4                                      5.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA 50.1%
AA, A 34.2%
BAA 12.0%
NON-RATED 2.2%
SHORT-TERM
INVESTMENTS 1.5%
AAA 47.5%
AA, A 33.3%
BAA 14.8%
NON-RATED 2.7%
SHORT-TERM
INVESTMENTS 1.7%
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 34.0
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 2.3
ROW: 1, COL: 5, VALUE: 1.7
ROW: 1, COL: 1, VALUE: 47.4
ROW: 1, COL: 2, VALUE: 33.3
ROW: 1, COL: 3, VALUE: 14.8
ROW: 1, COL: 4, VALUE: 2.9
ROW: 1, COL: 5, VALUE: 1.9
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.5%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.2%
Alabama Gen. Oblig. Rfdg. (Cap. Appreciation):
 0% 3/1/01 $ 10,000 $ 9,003
 0% 9/1/01  5,000  4,413
  13,416
ALASKA - 4.7%
Anchorage Hosp. Rev. Rfdg. (Sisters of Providence Proj.)
Series 1991, 6.75% 10/1/02  2,575  2,801
North Slope Borough (Cap. Appreciation):
 Series A:
  0% 6/30/01 (MBIA Insured)  12,000  10,563
  0% 6/30/02 (MBIA Insured)  23,950  20,130
  0% 6/30/03 (MBIA Insured)  11,500  9,212
 Series B:
  0% 1/1/02 (MBIA Insured)  8,500  7,301
  0% 1/1/03 (MBIA Insured)  3,200  2,620
  52,627
ARIZONA - 1.3%
Arizona Trans. Board Excise Tax Rev.:
 Rfdg. (Maricopa County Reg'l. Area A)
 6% 7/1/03 (AMBAC Insured)  3,560  3,841
 (Maricopa County Reg'l. Area-A) 6.50% 7/1/04
 (AMBAC Insured)  1,100  1,228
 (Maricopa County Reg'l. Area-B) 6.50% 7/1/04
 (AMBAC Insured)  1,220  1,362
 (Maricopa Reg'l. Road) (Cap. Appreciation)
 Series A, 0% 7/1/02 (FGIC Insured)  1,700  1,440
Arizona Univ. Rev. Rfdg. (Univ. Rev. Sys.)
6.375% 6/1/05  2,100  2,290
Maricopa County Commty. College Dist.
Series A, 6% 7/1/09  2,000  2,146
Phoenix Civic Impt. Corp. Excise Tax Rev. Rfdg.
(Arpt. Impts.) Series A, 5.85% 7/1/01 (b)  2,420  2,541
  14,848
ARKANSAS - 0.1%
Arkansas College Savings Prog. (Cap. Appreciation):
 0% 6/1/02  705  599
 0% 6/1/03  1,190  967
  1,566
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - 10.6%
California Dept. of Wtr. Resource Ctr. (Water Sys. Proj.)
Series P, 5.75% 12/1/16 $ 9,705 $ 10,318
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)  3,000  3,068
California Gen. Oblig. 8% 5/1/03  1,000  1,161
California Health Facs. Fin. Auth. Rev.
(Casa de Las Campanas Proj.) 5.375% 8/1/10  1,660  1,707
California Hsg. Fin. Agcy. Rev.:
 (Home Mtg. Single Family) (Cap. Appreciation)
 Series 1983 A, 0% 2/1/15  19,346  4,051
 (Home Mtg.) Series G, 6% 2/1/10 (MBIA Insured) (b) 2,000 2,137 California Poll. Cont. Fin. Auth. Resource
Recovery Rev. (Waste Mgmt., Inc.)
Series A, 7.15% 2/1/11 (b)  2,500  2,710
California Pub. Wks. Board Lease Rev.:
 Rfdg. (Dept. of Corrections State Prison, Monterey County
 Soledad II) Series D, 5.375% 11/1/14  4,690  4,824
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11
 (Pre-Refunded to 9/1/01 @ 102) (c)  1,200  1,300
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purp.) Series A, 4.45% 8/1/01
(MBIA Insured)  3,000  3,040
California Statewide Commtys. Dev. Auth. Rev. Ctfs. of Prtn.:
 Rfdg. (Triad Healthcare Hosp.):
  5.90% 8/1/01 (Escrowed to Maturity) (c)  4,415  4,655
  6% 8/1/02 (Escrowed to Maturity) (c)  4,145  4,442
 Rfdg. (St. Joseph Health Sys.) 5% 7/1/04  1,000  1,033
Carson Redev. Agcy. Rfdg. (Redev. Proj. Area 2) (Tax Allocation):
 5.40% 10/1/01  1,350  1,382
 5.50% 10/1/02  1,320  1,361
 5.60% 10/1/03  1,500  1,560
Central Valley Fin. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 5.50% 7/1/01  1,875  1,932
Clovis Unified School Dist. (Cap. Appreciation)
Series B, 0% 8/1/02 (MBIA Insured)  5,700  4,796
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
5% 6/1/13 (FGIC Insured)  1,000  1,008
Long Beach Hbr. Rev. Rfdg. Series A:
 5.50% 5/15/05 (FGIC Insured) (b)  1,485  1,574
 5.50% 5/15/07 (FGIC Insured) (b)  3,080  3,287
Los Angeles County Pub. Wks. Fin. Auth. Lease Rev.
(Multiple Cap. Facs. Proj. #4) 4.75% 2/1/10
(MBIA Insured)  1,195  1,205
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles Unified School Dist. Series A:
 6% 7/1/11 (FGIC Insured) $ 1,110 $ 1,257
 6% 7/1/13 (FGIC Insured)  500  564
Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity) (c)  4,390  5,919
Modesto Wastewtr. Treatment Fac. Rev.
5.625% 11/1/17 (MBIA Insured)  8,705  9,163
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6% 9/1/05  1,335  1,430
Pleasanton Joint Pwrs. Fin. Auth. Rev. Reassessment
Series A, 6.15% 9/2/12  1,410  1,503
Riverside Elec. Rev. 6% 10/1/15 (MBIA Insured)
(Pre-Refunded to 10/1/01 @ 100) (c)  2,000  2,120
Sacramento Cogeneration Auth. Cogeneration Proj. Rev.
(Proctor & Gamble Proj.) 5.80% 7/1/01  1,400  1,456
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
 6% 7/1/99  3,000  3,058
 6% 7/1/00  3,100  3,202
 6% 7/1/01  3,300  3,451
 6.50% 7/1/05  2,000  2,216
 6.50% 7/1/08  2,000  2,220
San Bernardino County Ctfs. of Prtn. Rfdg. (Med. Ctr. Fin. Proj.):
 5.25% 8/1/05  4,000  4,116
 5.25% 8/1/06  3,000  3,078
San Francisco City & County Arpts. Commission Int'l. Arpt.
Rev. 2nd Series Issue 9-B:
  5.25% 5/1/11 (FGIC Insured)  1,700  1,758
  5.25% 5/1/12 (FGIC Insured)  1,000  1,026
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.
(Cap. Appreciation) Series 11, 0% 7/1/15
(Pre-Refunded to 7/1/00 @ 101) (c)  4,120  3,846
West Covina Ctfs. of Prtn. (Queen of The Valley Hosp.)
6.50% 8/15/09 (Pre-Refunded to 8/15/04 @ 102) (c)  3,425  3,899
  117,833
COLORADO - 4.9%
Arapahoe County Cap. Impt. Tr. Fed. Hwy. Rev.
(Cap. Appreciation) Series C, 0%, 8/31/26
(Pre-Refunded to 8/31/05 @ 20.863) (c)  52,100  7,906
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04  18,100  19,178
Colorado Student Oblig. Auth. Student Loan Rev.
Series A, 6.75% 9/1/99  2,450  2,509
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
COLORADO - CONTINUED
Denver City & County Arpt. Rev. (Cap. Appreciation):
 Series A:
  0% 11/15/04 (b) $ 2,070 $ 1,503
  0% 11/15/05 (MBIA Insured) (b)  2,250  1,604
 Series D:
  0% 10/15/03 (MBIA Insured) (b)  5,320  4,187
  0% 11/15/05 (MBIA Insured) (b)  2,055  1,465
  0% 11/15/06 (b)  4,500  2,931
Denver City & County Arpt. Rev.:
 Series A, 8.25% 11/15/02 (b)  730  802
 Series A, 8.50% 11/15/23 (b)  2,000  2,208
 Series C, 6.55% 11/15/16 (MBIA Insured) (b)  2,660  2,919
 Series D, 7% 11/15/25 (b)  1,340  1,432
Jefferson County School Dist. Rev. Series A:
 5.50% 12/15/09 (FGIC Insured)  1,000  1,084
 5.50% 12/15/14 (FGIC Insured)  5,000  5,292
  55,020
CONNECTICUT - 0.2%
Connecticut Health & Edl. Facs. Auth. Rev. Rfdg.
(Quinnipiac College):
  Series D, 4.90% 7/1/98  700  700
  Series D, 5.625% 7/1/03  1,100  1,143
  1,843
DISTRICT OF COLUMBIA - 3.6%
District of Columbia Gen. Oblig.:
 Rfdg. Series A:
  5.75% 6/1/03 (AMBAC Insured)  1,140  1,210
  5.875% 6/1/05 (AMBAC Insured)  4,000  4,303
 Rfdg. Series A-3:
  5.30% 6/1/04 (AMBAC Insured)  775  808
  5.40% 6/1/05 (AMBAC Insured)  660  692
 Rfdg. Series C, 5.75% 12/1/05 (AMBAC Insured)  2,155  2,308
 Series A:
  5.25% 6/1/10 (MBIA Insured)  3,000  3,087
  5.25% 6/1/11 (MBIA Insured)  3,905  3,983
 Series E:
  5% 6/1/04 (FGIC Insured)  960  986
  5% 6/1/04 (Pre-Refunded to 6/1/03 @ 102) (c)  40  42
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Hosp. Rev. Rfdg.
(Medlantic Healthcare Group - Washington Hosp. Ctr.):
  Series A:
   6.75% 8/15/98 $ 2,600 $ 2,607
   6.80% 8/15/99  2,600  2,668
  Series B:
   6% 8/15/98  4,265  4,272
   6.25% 8/15/00  4,805  4,972
   6.125% 8/15/99  4,520  4,606
District of Columbia Rev. (Georgetown Univ.) Series A,
7.25% 4/1/11  3,500  3,595
  40,139
FLORIDA - 0.9%
Alachua County Health Facs. Auth. Health Facs. Rev. Rfdg.
(Santa Fe Healthcare Sys. Proj.) 6% 11/15/09
(Escrowed to Maturity) (c)  1,750  1,893
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08  3,750  4,034
Hillsborough County Port. Dist. Spl. Refing Rev. Rfdg.
(Tampa Port. Auth.) 6.50% 6/1/02 (FSA Insured)  2,000  2,160
Pasco County Solid Waste Disp. & Resource Recovery Sys.
Rev. Rfdg. 6% 4/1/10 (AMBAC Insured) (b)  2,000  2,226
  10,313
GEORGIA - 0.4%
Cobb County Wtr. & Swr. Rev. Rfdg.
Series A, 5.35% 7/1/07  3,720  3,966
IDAHO - 0.5%
Idaho Falls Elec. Rev. Rfdg.
0% 4/1/05 (FGIC Insured)  7,000  5,237
ILLINOIS - 2.3%
Chicago Midway Arpt. Rev. Series B:
 6% 1/1/09 (MBIA Insured) (b)  2,000  2,177
 6.125% 1/1/12 (MBIA Insured) (b)  2,740  2,991
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (Gen. Arpt. Proj.)
Series A, 6.25% 1/1/08 (AMBAC Insured) (b)  9,820  10,922
Lake County Forest Preserve Dist.
(Cap. Appreciation) 0% 12/1/04  5,850  4,426
Rolling Meadows Multi-Family Mtg. Rev. Rfdg.
(Woodfield Gardens Apts. Proj.) 7.75% 2/1/04,
LOC Banque Paribas  5,000  5,364
  25,880
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - 1.8%
Indiana Employment Dev. Commission Poll. Cont. Rev.
(Chrysler Corp. Proj.) 5.70% 10/1/99 $ 5,000 $ 5,087
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys., Inc. Proj.):
  6.75% 12/1/04 (AMBAC Insured)  3,520  3,960
  6.75% 12/1/05 (AMBAC Insured)  8,185  9,290
Marion County Ind. Hosp. Auth. Hosp. Facs. Rev. Rfdg.
(Univ. Heights Hosp.) 8.625% 10/1/99
(AMBAC Insured) (Escrowed to Maturity) (c)  1,540  1,625
  19,962
IOWA - 0.9%
Iowa Student Loan Liquidity Corp. Student Loan Rev.:
 Rfdg. Series B, 5.75% 12/1/07 (b)  4,500  4,687
 Series A, 6.25% 3/1/00  5,080  5,232
  9,919
KANSAS - 1.0%
Kansas City Util. Sys. Rev. (Cap. Appreciation):
 0% 3/1/04 (AMBAC Insured) (Escrowed to Maturity) (c) 5,015 3,922 0% 3/1/04 (AMBAC Insured) 3,735 2,919
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth):
 5.25% 12/1/10 (MBIA Insured)  1,000  1,043
 5.25% 12/1/11 (MBIA Insured)  1,805  1,868
 5.125% 12/1/18 (MBIA Insured)  1,000  1,004
  10,756
KENTUCKY - 0.2%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Rfdg.
(Revitalization Proj.) 5.50% 7/1/09 (AMBAC Insured) (d) 2,000 2,160 LOUISIANA - 1.2%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan):
 Series A-1, 6.10% 3/1/00  1,240  1,275
 Series A-1, 6.10% 9/1/00  2,490  2,582
New Orleans Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 9/1/05 (AMBAC Insured)  13,500  9,762
  13,619
MARYLAND - 0.3%
Maryland Gen. Oblig. 5% 3/1/04  1,000  1,038
Prince George's County Hosp. Rev. (Dimensions Health Corp.):
 Rfdg. 5% 7/1/05  1,130  1,157
 7% 7/1/01  1,250  1,326
 7.20% 7/1/06  305  341
  3,862
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MASSACHUSETTS - 10.4%
Boston Gen. Oblig. Rev. (Boston City Hosp.)
Series A, 7.625% 2/15/21 (FHA Guaranteed)
(Pre-Refunded to 8/15/00 @ 102) (c) $ 2,000 $ 2,186
Holyoke Gen. Oblig. Rfdg.:
 5.25% 8/1/07 (FSA Insured)  550  582
 5.25% 8/1/08 (FSA Insured)  485  514
Lowell Univ. Bldg. Auth. (Massachusetts Guaranteed Rfdg.)
Fifth Series A, 6.75% 11/1/05 (AMBAC Insured)  1,705  1,950
Massachusetts Consolidated Loan Series C, 5.625% 8/1/13 2,500 2,637 Massachusetts Gen. Oblig.:
 Rfdg. Series A, 5.50% 2/1/11  2,755  2,884
 Series C, 6.50% 8/1/11  720  778
 7.50% 12/1/00 (a)  3,500  3,615
Massachusetts Health & Edl. Facs. Auth. Rev.:
 Rfdg.:
  (Beloit Corp. Proj.) Series A, 7.60% 12/1/11  1,000  1,096
  (Fairview Extended Care) Series B, 4.55% 7/15/02
  (MBIA Insured) LOC BankBoston NA  1,400  1,405
 (Lawrence Gen. Hosp.) Series B, 7.25% 7/1/01  5,715  6,001
 (Waltham/Weston Hosp. & Med. Ctr.) Series B,
 8% 7/1/02 (Pre-Refunded to 7/1/00 @ 102) (c)  2,500  2,700
Massachusetts Ind. Fin. Agcy. Rev. (Cap. Appreciation)
(Massachusetts Biomedical Research):
  Series A-1:
   0% 8/1/01  10,800  9,515
   0% 8/1/02  5,700  4,796
  Series A-2:
   0% 8/1/04  10,800  8,294
   0% 8/1/05  5,100  3,725
   0% 8/1/07  5,800  3,812
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Rfdg. Series A, 6.75% 7/1/05  3,610  3,931
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)  13,200  13,325
New England Ed. Loan Marketing Corp.
Massachusetts Student Loan Rev. Rfdg. (Sr. Issue):
  Series A, 6.50% 9/1/02  27,525  29,802
  Series D:
   6.20% 9/1/00  3,000  3,121
   6.30% 9/1/02  7,815  8,387
  115,056
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - 2.8%
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12 $ 22,300 $ 22,565
Jackson County Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(W.A. Foote Mem. Hosp.) Series A, 4.75% 6/1/15
(FGIC Insured)  1,500  1,439
Michigan Muni. Auth. Rev. Rfdg.
(Local Gov't. Loan Prog.) Series G, 6.30% 11/1/05
(AMBAC Insured)  1,000  1,118
Michigan Hosp. Fin. Auth. Rev.
(Mercy Health Svcs., Inc.) Series Q, 6% 8/15/09
(AMBAC Insured)  1,195  1,308
Michigan Strategic Fund Poll. Cont. Rev.
(Chrysler Corp. Proj.) 5.70% 10/1/99  5,000  5,089
  31,519
MINNESOTA - 0.4%
Minneapolis Gen. Oblig. (Cap. Appreciation) Series B:
 0% 12/1/03  300  239
 0% 12/1/04  440  334
Minneapolis Gen. Oblig. Series B (Cap. Appreciation)
(Sports Arena Proj.) 0% 12/01/05  495  359
Rochester Health Care Facs. Rev. (Mayo Foundation Proj.)
Series A, 5.50% 11/15/27  3,000  3,097
  4,029
NEBRASKA - 0.4%
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr. Supply Sys.)
Series B, 5.25% 1/1/13  2,000  2,029
Nebraska Investment Fin. Auth. Hosp. Rev.
(Nebraska Methodist Health Sys.) 6.85% 3/1/02
(MBIA Insured) (Pre-Refunded to 3/1/01 @ 102) (c)  2,000  2,176
  4,205
NEVADA - 0.4%
Clark County School Dist. (Cap. Appreciation) Series B,
0% 3/1/05 (FGIC Insured)  6,195  4,624
NEW HAMPSHIRE - 0.4%
New Hampshire Higher Edl. & Health Facs. Auth. Rev.
(Frisbee Mem. Hosp.) 5.70% 10/1/04  4,145  4,289
NEW JERSEY - 1.3%
New Jersey Econ. Dev. Auth. Marketing Transition Facs. Rev.
(Sr. Lien) Series A, 7% 7/1/03 (MBIA Insured)  5,000  5,622
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - CONTINUED
New Jersey Health Care Facs. Fin. Auth. Rev. Rfdg.
(Atlantic City Med. Ctr.) Series C:
  6.55% 7/1/03 $ 2,200 $ 2,394
  6.80% 7/1/05  3,500  3,798
Passaic County Util. Auth. Solid Waste Disp. Rev. Rfdg.
(Cap. Appreciation) 0% 3/1/02 (MBIA Insured)  3,380  2,899
  14,713
NEW MEXICO - 0.9%
Albuquerque Arpt. Rev. Rfdg. 6.50% 7/1/07
(AMBAC Insured) (b)  1,400  1,586
Farmington Poll. Cont. Rev. 6.10% 1/1/08
(MBIA Insured)  1,300  1,303
New Mexico Edl. Assistance Foundation Student Loan
Rev. Series IV, 7.05% 3/1/10 (b)  4,635  5,065
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series A,
8% 5/15/04 (FSA Insured)  1,420  1,687
  9,641
NEW YORK - 8.5%
Metropolitan Trans. Auth. Commuter Facs. Rev.
Series E, 5.625% 7/1/08 (AMBAC Insured)  7,305  7,952
Metropolitan Trans. Auth. Svc. Contract Trans. Facs. Rfdg.
Series 7, 5.20% 7/1/04  5,280  5,491
Nassau County Gen. Impt. Rev. Series Y, 4.90% 3/1/02
(FGIC Insured)  3,860  3,944
New York City Gen. Oblig.:
 Series B:
  7.50% 2/1/04  5,000  5,550
  7.50% 2/1/05  2,475  2,747
  7.50% 2/1/05 (Pre-Refunded to 2/1/02 @ 101.5) (c)  145  163
 Series C:
  6.40% 8/1/03  3,000  3,261
  6.50% 8/1/07  1,660  1,800
  6.50% 8/1/07 (Pre-Refunded to 8/1/02 @ 101.5) (c)  340  374
 Series G, 5.40% 2/1/01  13,885  14,286
 Series H, 7% 2/1/06  360  394
New York City Muni. Assistance Corp. Rfdg. Series E:
 6% 7/1/04  4,000  4,353
 6% 7/1/05  1,500  1,647
New York State Dorm. Auth. Rev.:
 (City Univ. Sys. Consolidated):
  Series A, 5.75% 7/1/13  3,000  3,285
  Series B, 5.75% 7/1/06  1,080  1,168
  Series C, 7.50% 7/1/10  2,500  3,007
  Series D, 8.75% 7/1/02  1,700  1,974
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.: - continued
 (Ithaca College) 5.25% 7/1/10 (AMBAC Insured) $ 1,670 $ 1,745
 (New York & Presbyterian Hosp.) 4.40% 8/1/13
 (AMBAC Insured)  5,000  5,089
 (New York City Univ.) Series A:
  5.50% 7/1/10 (MBIA Insured)  3,235  3,475
  5.75% 7/1/09 (MBIA Insured)  2,000  2,199
 (State Univ. Edl. Facs.):
  Rfdg. Series B, 5.25% 5/15/11  2,000  2,089
  Series C, 5.20% 5/15/04  4,185  4,349
  Series C, 5.20% 5/15/06  2,000  2,093
New York State Local Gov't. Assistance Corp.
Series B, 6% 4/1/18  2,500  2,650
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series A, 5.80% 4/1/09  3,000  3,194
New York State Urban Dev. Corp. Rev.:
 Rfdg. (Correctional Cap. Facs.) Series A, 6.40% 1/1/04 1,785 1,960 Series A, 5.50% 4/1/10 (MBIA Insured) 3,990 4,232
  94,471
NORTH CAROLINA - 2.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
 Rfdg. Series B:
  5.625% 1/1/03  1,000  1,040
  6% 1/1/06  6,750  7,250
 Rfdg. Series C:
  5.25% 1/1/04  9,340  9,602
  5.50% 1/1/07  500  522
  5.50% 1/1/07 (MBIA Insured)  2,340  2,482
North Carolina Edl. Facs. Fin. Agcy. Rev. Rfdg.
(Elon College) 6.375% 1/1/07 (Connie Lee Insured)  1,000  1,080
North Carolina Municipal Pwr. Agcy. Rev. Rfdg.
(Catawba Elec. Rev.) 5.90% 1/1/03  2,000  2,117
  24,093
OHIO - 2.0%
Butler County Trans. Impt. Dist. Series A, 5.50% 4/1/09
(FSA Insured)  2,000  2,159
Franklin County Rev. (Online Computer Library
Ctr., Inc. Proj.):
  6.50% 7/15/98  745  746
  6.60% 7/15/99  895  918
  6.70% 7/15/00  960  1,005
  5.65% 4/15/01  840  870
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - CONTINUED
Franklin County Rev. (Online Computer Library
Ctr., Inc. Proj.): - continued
  6.80% 7/15/01 $ 800 $ 857
  5.75% 4/15/02  1,030  1,081
  5.90% 4/15/04  500  530
  6% 4/15/09  4,500  4,710
Lake County Hosp. Impt. Facs. Rev. (Lake Hosp. Sys., Inc.)
6.875% 8/15/11 (AMBAC Insured)
(Escrowed to Maturity) (c)  3,800  4,387
Ohio Bldg. Auth. Facs. (Admin. Bldg. Fund. Proj.)
6.30% 10/1/11  2,000  2,188
Ohio Tpk. Commission Tpk. Rev.
Series A, 5.60% 2/15/12 (MBIA Insured)  1,250  1,326
Ohio Student Loan Funding Corp. Student Loan Rev. Rfdg.
Series C, 6.20% 7/1/03 (b)  925  976
  21,753
OKLAHOMA - 0.2%
Tulsa Ind. Auth. Hosp. Rev. (Tulsa Reg'l. Med. Ctr.)
7% 6/1/06 (Pre-Refunded to 6/1/03 @ 102) (c)  2,080  2,314
PENNSYLVANIA - 4.5%
Allegheny County Gen. Oblig. (Cap. Appreciation)
Series C-34, 0% 2/15/02 (a)  21,000  23,978
Allegheny County Hosp. Dev. Auth. Health Care Ctr.
(Univ. of Pittsburgh Med. Ctr.) Series B:
  5.25% 7/1/06 (MBIA Insured)  3,335  3,490
  5% 7/1/16 (MBIA Insured)  2,500  2,462
Delaware County Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 11/15/03  5,500  4,388
Northampton County Hosp. Auth. Rev. Rfdg. (Easton Hosp.)
Series B, 6.90% 1/1/02  1,905  1,983
Philadelphia Gen. Oblig. 6.25% 5/5/12 (MBIA Insured) 3,610 4,035 Philadelphia Hosp. & Higher Ed. Auth. Hosp. Ed. Rev. Rfdg.
(Temple Univ. Hosp.) Series A, 5.75% 11/15/99  2,675  2,728
Philadelphia Wtr. & Wastewtr. Rev. Rfdg. 5.50% 6/15/03
(FGIC Insured)  3,300  3,481
Wilkens Area Ind. Dev. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/15/02
(MBIA Insured) LOC BankBoston NA  3,770  3,784
  50,329
RHODE ISLAND - 0.2%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.40% 12/1/99  2,340  2,410
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - 0.4%
Aiken County Ind. Rev. Rfdg. (Beloit Corp. Proj.)
7.60% 12/1/11 $ 1,500 $ 1,654
South Carolina Gen. Oblig. (State Hwy.) Series B,
5.625% 7/1/11  1,000  1,074
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan) Series B, 5.70% 9/1/05 (b)  2,000  2,140
  4,868
SOUTH DAKOTA - 0.5%
South Dakota Student Loan Fin. Corp. Student Loan Rev.
Series A, 6.15% 8/1/03 (Pre-Refunded to
8/1/01 @ 102) (c)  5,000  5,358
TENNESSEE - 0.4%
Memphis-Shelby County Arpt. Auth. Auth. Rev. Rfdg.:
 Series A, 5.50% 2/15/03 (MBIA Insured) (b)  1,405  1,470
 Series A, 6% 2/15/06 (MBIA Insured) (b)  2,000  2,181
Shelby County Gen. Oblig. Series A, 0% 5/1/11
 (Pre-Refunded to 5/1/05 @ 69.562) (c)  2,200  1,133
  4,784
TEXAS - 14.3%
Alief Independent School Dist.:
 7% 2/15/03 (PSF of Texas Guaranteed)  1,125  1,250
 7% 2/15/04 (PSF of Texas Guaranteed)  1,125  1,269
Allen Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/06 (PSF of Texas Guaranteed)  1,370  972
Arlington Independent School Dist. Rfdg. & Impt.:
 (Cap. Appreciation) 0% 2/15/07
 (PSF of Texas Guaranteed)  1,570  1,060
 6.50% 2/15/02 (PSF of Texas Guaranteed)  1,000  1,076
 6.50% 2/15/03 (PSF of Texas Guaranteed)  1,500  1,639
Austin Independent School Dist. Rfdg. 5.70% 8/1/11
(PSF of Texas Guaranteed)  3,500  3,709
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation) Series A,
0% 5/15/02 (MBIA Insured)  16,130  13,704
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg. Series C-1:
 5.60% 6/1/03  6,515  6,801
 5.70% 6/1/04  2,410  2,535
Brazosport Independent School Dist. (School House)
5.40% 2/15/13 (PSF of Texas Guaranteed)  1,290  1,322
Cedar Hill Independent School Dist. Rfdg.:
 0% 8/15/05 (PSF of Texas Guaranteed)  2,830  2,061
 0% 8/15/07 (PSF of Texas Guaranteed)  1,465  959
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) Series B, 0% 2/15/07
(PSF of Texas Guaranteed) $ 500 $ 338
Dallas County Gen. Oblig. Rfdg. Unltd. Tax
(Cap. Appreciation) Series A:
  0% 8/15/05  7,125  5,246
  0% 8/15/06  6,700  4,707
  0% 8/15/07  3,605  2,414
Eanes Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/1/04
(PSF of Texas Guaranteed)  2,005  1,533
Garland Independent School Dist. Series A, 4% 2/15/17
(PSF of Texas Guaranteed)  3,505  3,022
Harris County Toll Road Sub-Lien Rev. Rfdg.
(Cap. Appreciation):
  0% 8/1/05  16,275  11,977
  0% 8/1/06  13,000  9,126
  Series 1991:
   0% 8/1/02  8,485  7,165
   0% 8/1/03  12,570  10,156
Humble Independent School Dist. 8% 2/15/05
(PSF of Texas Guaranteed)  1,300  1,564
Irving Independent School Dist. (Cap. Appreciation)
0% 2/15/00 (PSF of Texas Guaranteed)  4,000  3,747
Katy Independent School Dist. Rfdg. (Cap. Appreciation)
Series A, 0% 2/15/07 (PSF of Texas Guaranteed)  2,550  1,722
Keller Independent School Dist. Rfdg. (Cap. Appreciation)
Series A, 0% 8/15/12 (PSF of Texas Guaranteed)  1,590  785
Laredo Gen. Oblig. Rfdg. 5.25% 2/15/13
(FGIC Insured)  1,335  1,356
Leander Independent School Dist.:
 7.50% 8/15/04 (PSF of Texas Guaranteed)  500  583
 7.50% 8/15/05 (PSF of Texas Guaranteed)  600  712
 7.50% 8/15/06 (PSF of Texas Guaranteed)  800  962
 7.50% 8/15/07 (PSF of Texas Guaranteed)  800  975
Lewisville Independent School Dist. Gen. Oblig. Rfdg.
(Cap. Appreciation) 0% 8/15/08
(PSF of Texas Guaranteed)  5,000  3,092
Lower Colorado River Auth. Rev. Priority Rfdg.
(Cap. Appreciation) 0% 1/1/09 (MBIA Insured)
(Escrowed to Maturity) (c)  615  378
Midlothian Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 2/15/06
(PSF of Texas Guaranteed)  1,905  1,351
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Northside Independent School Dist. Rfdg. (Cap. Appreciation):
 0% 2/15/02 (PSF of Texas Guaranteed) $ 1,000 $ 858
 0% 2/15/03 (PSF of Texas Guaranteed)  1,230  1,007
 0% 2/1/05 (PSF of Texas Guaranteed)  6,155  4,590
Round Rock Independent School Dist.:
 Rfdg. (Cap. Appreciation) 0% 2/15/07
 (PSF of Texas Guaranteed)  7,645  5,163
 Series B, 7% 8/1/03 (PSF of Texas Guaranteed)  1,325  1,485
San Antonio Elec. & Gas Rev. 5.75% 2/1/11  5,655  5,930
San Antonio Gen. Impt. Rfdg.:
 5.50% 8/1/04  2,745  2,925
 6% 8/1/08  2,210  2,490
Socorro Independent School Dist. Rfdg. Unltd. Tax
0% 9/1/04 (PSF of Texas Guaranteed)  3,000  2,286
Spring Branch Independent School Dist. Rev. Rfdg.
6.50% 2/1/02 (PSF of Texas Guaranteed)  1,000  1,075
Spring Independent School Dist. Rev. Rfdg.
(Cap. Appreciation) 0% 2/15/07
(PSF of Texas Guaranteed)  5,900  3,985
Texas College Student Loan Gen. Oblig.
5.80% 8/1/05 (b)  2,350  2,459
Texas Pub. Fin. Auth. Series A, 5% 10/1/14  3,375  3,363
Texas State Wtr. Dev. Series E, 5% 8/1/20  6,705  6,591
Univ. of Texas Permanent Univ. Fund 5% 7/1/10  2,495  2,563
Ysleta Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 8/15/11
(PSF of Texas Guaranteed)  1,100  578
  158,616
UTAH - 3.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.:
 Series A:
  6.50% 7/1/08 (AMBAC Insured)  565  652
  6.50% 7/1/10 (AMBAC Insured)  1,000  1,168
 Series B, 5.75% 7/1/16 (MBIA Insured)  1,000  1,073
 Series D, 5% 7/1/21 (MBIA Insured)  3,000  2,952
 Series G, 0% 7/1/12 (Pre-Refunded
 to 1/1/03 @ 101) (a)(c)  17,000  18,503
Jordan School Dist. 7.625% 6/15/04  1,000  1,174
Salt Lake County Wtr. Conservancy Dist. Rev. Rfdg.
(Cap. Appreciation) Series A, 0% 10/1/06
(AMBAC Insured)  3,500  2,406
Utah Board of Regents Student Loan Rev. Series A,
7.60% 11/1/00 (AMBAC Insured)  4,900  5,197
  33,125
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - 2.9%
Chesapeake Gen. Oblig. Pub. Impt. 6% 5/1/11
(MBIA Insured) $ 2,400 $ 2,607
Pocahontas Parkway Assoc. (Toll Roads Bridges &
Mass Transit Proj.):
  5% 8/15/11  4,000  3,896
  5.50% 8/15/28  4,000  3,961
Virginia Hsg. Dev. Auth. Multi-Family Hsg. Series I:
 5.75% 5/1/07 (b)  1,380  1,467
 5.85% 5/1/08 (b)  1,370  1,461
Virginia Pub. Bldg. Auth. Pub. Facs. Rev. Series A,
5% 8/1/09  14,010  14,573
Virginia Trans. Board Trans. Contract Rev.
(Northern Virginia Trans. Dist.) Series A:
  6.75% 5/15/03  1,895  2,110
  6.75% 5/15/04  2,020  2,283
  32,358
WASHINGTON - 6.2%
King County Gen. Oblig. Series B:
 5.75% 12/1/11  6,000  6,549
 5.85% 12/1/13  10,980  12,067
Washington Gen. Oblig. Unltd. Tax Rfdg.
Series R, 5.625% 9/1/05  1,450  1,560
Washington Health Care Facs. Auth. Rev.
(Swedish Health Sys.) 5.50% 11/15/12
(AMBAC Insured)  3,000  3,149
Washington Pub. Pwr. Supply Sys.:
 Nuclear Proj. #2 Rev. Rfdg.:
  Series A, 5% 7/1/09 (MBIA Insured)  5,000  5,092
  Series C, 7.50% 7/1/03 (Pre-Refunded to
  1/1/01 @ 102) (c)  1,000  1,098
 Nuclear Proj. #3 Rev. Rfdg.:
  (Cap. Appreciation) Series B:
   0% 7/1/04 (MBIA Insured)  5,450  4,181
   0% 7/1/05 (MBIA Insured)  10,000  7,290
   0% 7/1/07  15,000  9,819
   0% 7/1/10  16,000  8,801
   0% 7/1/10  2,250  1,237
  Series C, 7.50% 7/1/08 (MBIA Insured) (d)  6,940  8,516
  69,359
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WISCONSIN - 0.1%
Beloit Ind. Dev. Rev. Rfdg. (Beloit Corp. Proj.)
7% 12/1/01 $ 800 $ 855
TOTAL MUNICIPAL BONDS
(Cost $1,036,647)   1,095,735
CASH EQUIVALENTS - 1.5%
 SHARES (000'S)
Municipal Central Cash Fund (e)(f) (Cost $16,227) 16,227 16,227 TOTAL INVESTMENTS IN SECURITIES- 100%
(Cost $1,052,874)  $ 1,111,962
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED     DATE
AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
75 U.S. Treasury Bond Contracts   Sept. 1998 $ 9,269 $ 126
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.8%
LEGEND
(p) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(q) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(r) Security collateralized by an amount sufficient to pay interest and principal.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $955,000.
(t) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(u) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 79.3% AAA, AA, A 69.6%
Baa 9.9% BBB  14.4%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.2%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   37.1%
Health Care   11.5
Electric Revenue   10.9
Education   9.3
Transportation   7.6
Escrowed/Pre-Refunded   7.3
Special Tax   5.2
Others (individually less than 5%)   11.1
TOTAL   100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $1,052,874,000. Net unrealized appreciation aggregated $59,088,000, of which $59,186,000 related to appreciated investment securities and $98,000 related to depreciated investment securities.
At December 31, 1997, the fund was required to defer approximately $4,671,000 of losses on futures contracts.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 (EXCEPT PER-SHARE AMOUNT)                             JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,052,874) -               $ 1,111,962
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                       667

INTEREST RECEIVABLE                                                   14,507

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                   21

OTHER RECEIVABLES                                                     70

 TOTAL ASSETS                                                         1,127,227

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 7,886

PAYABLE FOR FUND SHARES REDEEMED                             1,629

DISTRIBUTIONS PAYABLE                                        973

ACCRUED MANAGEMENT FEE                                       348

OTHER PAYABLES AND ACCRUED EXPENSES                          185

 TOTAL LIABILITIES                                                    11,021

NET ASSETS                                                           $ 1,116,206

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 1,056,513

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                    479
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             59,214

NET ASSETS, FOR 112,425 SHARES OUTSTANDING                           $ 1,116,206

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                  $9.93
PER SHARE ($1,116,206 (DIVIDED BY) 112,425 SHARES)


STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                   $ 27,312
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,882

TRANSFER AGENT FEES                                        531

ACCOUNTING FEES AND EXPENSES                               164

NON-INTERESTED TRUSTEES' COMPENSATION                      2

CUSTODIAN FEES AND EXPENSES                                25

REGISTRATION FEES                                          111

AUDIT                                                      26

LEGAL                                                      17

MISCELLANEOUS                                              1

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,759

 EXPENSE REDUCTIONS                                        (37)      2,722

NET INVESTMENT INCOME                                                24,590

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     5,491

 FUTURES CONTRACTS                                         (308)     5,183

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (6,056)

 FUTURES CONTRACTS                                         129       (5,927)

NET GAIN (LOSS)                                                      (744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 23,846
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           SIX MONTHS ENDED   YEAR ENDED
                                                           JUNE 30, 1998      DECEMBER 31,
                                                           (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 24,590           $ 44,276
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   5,183              4,578

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (5,927)            22,145

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            23,846             70,999
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                               (24,590)           (44,276)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                     (655)              (4,596)

 TOTAL DISTRIBUTIONS                                        (25,245)           (48,872)

SHARE TRANSACTIONS                                          126,908            174,332
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE       196,898            -
 NET ASSETS OF THE FORMER SPARTAN INTERMEDIATE MUNICIPAL
 INCOME FUND (NOTE 6)

 REINVESTMENT OF DISTRIBUTIONS                              19,934             37,663

 COST OF SHARES REDEEMED                                    (140,876)          (223,107)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            202,864            (11,112)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   201,465            11,015

NET ASSETS

 BEGINNING OF PERIOD                                        914,741            903,726

 END OF PERIOD                                             $ 1,116,206        $ 914,741

OTHER INFORMATION
SHARES

 SOLD                                                       12,778             17,854

 ISSUED IN EXCHANGE FOR SHARES OF THE FORMER SPARTAN        19,829             -
 INTERMEDIATE MUNICIPAL INCOME FUND (NOTE 6)

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    2,009              3,855

 REDEEMED                                                   (14,194)           (22,918)

 NET INCREASE (DECREASE)                                    20,422             (1,209)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS              YEAR ENDED DECEMBER 31,
                              ENDED
                              JUNE 30, 1998

                              (UNAUDITED)    1997     1996     1995     1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING    $ 9.940        $ 9.700  $ 9.800  $ 8.990  $ 9.990   $ 9.600
OF PERIOD

INCOME FROM INVESTMENT         .236            .485     .488     .497     .512      .516
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              (.003)          .290     (.069)   .810     (.980)    .630
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .233            .775     .419     1.307    (.468)    1.146
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME      (.236)          (.485)   (.488)   (.497)   (.512)    (.516)

 FROM NET REALIZED GAIN        (.007)          (.050)   (.031)   -        (.010)    (.220)

 IN EXCESS OF NET              -               -        -        -        (.010)    (.020)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.243)          (.535)   (.519)   (.497)   (.532)    (.756)

NET ASSET VALUE,              $ 9.930        $ 9.940  $ 9.700  $ 9.800  $ 8.990   $ 9.990
END OF PERIOD

TOTAL RETURN B, C              2.37%           8.23%    4.43%    14.84%   (4.76)%   12.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 1,116        $ 915    $ 904    $ 943    $ 878     $ 1,199
(IN MILLIONS)

RATIO OF EXPENSES TO           .53% A, D       .55%     .56%     .57%     .56%      .57%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.80% A         4.97%    5.06%    5.25%    5.42%     5.19%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        14% A, E        22%      27%      31%      30%       111%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING
POLICIES.
Spartan Intermediate Municipal Income Fund (formerly Fidelity Limited Term Municipal Income Fund) (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $71,610,000 and $77,242,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $47,744,000 and $39,476,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's gross income at the rate of 5% of the gross income and .10% of average net assets. Gross income includes interest accrued less amortization of premium excluding accretion of discount. For the period, the management fee was equivalent to an annualized rate of .37% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.
5. EXPENSE REDUCTIONS.
Effective March 20, 1998, FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .53% of the fund's average net assets through December 31, 1999. For the period, the reimbursement reduced the expenses by $34,000.
In addition, the fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $3,000 under this arrangement.
6. MERGER INFORMATION.
On March 19, 1998, Fidelity Limited Term Municipal Income Fund (the fund) (currently Spartan Intermediate Municipal Income Fund) acquired all of the assets and assumed all of the liabilities of Spartan Intermediate Municipal Income Fund. The acquisition, which was approved by the shareholders of Spartan Intermediate Municipal Income Fund on March 9, 1998, was accomplished by an exchange of 19,828,609 shares of the fund for the 18,663,326 shares then outstanding (each valued at $10.55) of Spartan Intermediate
6. MERGER INFORMATION -
CONTINUED
Municipal Income Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Intermediate Municipal Income Fund net assets, including $9,378,552 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $1,132,856,426.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norm Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Insured Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

NEW MARKETS INCOME
FUND
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    11  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           12  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  19  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 23  NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 6  PAST 1  PAST 5  LIFE OF
                                         MONTHS  YEAR    YEARS   FUND

FIDELITY NEW MARKETS INCOME              -1.74%  1.65%   90.68%  104.24%

JP MORGAN EMERGING MARKETS               -1.08%  1.39%   N/A     N/A
 BOND INDEX PLUS

EMERGING MARKETS DEBT FUNDS AVERAGE      -2.94%  -1.25%  80.85%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on May 4, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to those of the JP Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how the fund's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                 PAST 1  PAST 5  LIFE OF
                                            YEAR    YEARS   FUND

FIDELITY NEW MARKETS INCOME                 1.65%   13.78%  14.85%

JP MORGAN EMERGING MARKETS BOND INDEX PLUS  1.39%   N/A     N/A

EMERGING MARKETS DEBT FUNDS AVERAGE         -1.25%  12.57%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             New Markets Income          JP Emg Mkt Bond Index
             00331                       JP001
  1993/05/04      10000.00                    10000.00
  1993/05/31      10300.87                    10333.23
  1993/06/30      10710.66                    10694.64
  1993/07/31      11253.11                    11140.58
  1993/08/31      11586.74                    11364.17
  1993/09/30      11955.99                    11513.02
  1993/10/31      12900.58                    12483.31
  1993/11/30      13042.02                    12358.35
  1993/12/31      13883.68                    13113.02
  1994/01/31      14404.11                    13148.55
  1994/02/28      12954.23                    12054.52
  1994/03/31      11006.80                    10675.65
  1994/04/30      10542.95                    10680.55
  1994/05/31      11095.86                    11418.07
  1994/06/30      10464.54                    10498.62
  1994/07/31      10752.29                    10756.51
  1994/08/31      11938.20                    11525.27
  1994/09/30      12528.12                    11638.59
  1994/10/31      12291.04                    11309.04
  1994/11/30      12238.94                    11424.20
  1994/12/31      11585.89                    10663.40
  1995/01/31      10244.50                    10294.64
  1995/02/28       9514.84                     9758.04
  1995/03/31       9213.43                     9482.39
  1995/04/30       9862.05                    10500.46
  1995/05/31      10518.02                    11425.42
  1995/06/30      10659.69                    11647.17
  1995/07/31      10678.43                    11655.74
  1995/08/31      11026.21                    11930.78
  1995/09/30      11455.38                    12341.81
  1995/10/31      11377.65                    12215.01
  1995/11/30      11743.18                    12642.57
  1995/12/31      12509.53                    13600.61
  1996/01/31      13426.92                    14798.16
  1996/02/29      12701.78                    13758.65
  1996/03/31      12839.61                    14111.49
  1996/04/30      13515.35                    14821.44
  1996/05/31      13894.84                    15005.82
  1996/06/30      14254.79                    15421.13
  1996/07/31      14387.90                    15538.74
  1996/08/31      14906.81                    16042.88
  1996/09/30      16125.36                    17021.13
  1996/10/31      16574.14                    17089.13
  1996/11/30      17521.71                    18045.94
  1996/12/31      17687.29                    18246.86
  1997/01/31      18443.09                    18905.97
  1997/02/28      18765.22                    19245.33
  1997/03/31      18014.98                    18494.33
  1997/04/30      18635.49                    19122.21
  1997/05/31      19470.77                    19890.35
  1997/06/30      20091.13                    20352.83
  1997/07/31      20976.37                    21334.15
  1997/08/31      20850.07                    21124.04
  1997/09/30      21518.36                    21831.42
  1997/10/31      19407.58                    19481.84
  1997/11/30      20139.53                    20516.75
  1997/12/31      20786.22                    21194.30
  1998/01/31      20807.27                    21241.78
  1998/02/28      21380.86                    21765.15
  1998/03/31      21984.44                    22305.54
  1998/04/30      22010.98                    22318.35
  1998/05/31      21099.35                    21652.31
  1998/06/30      20423.58                    21141.81
IMATRL PRASUN   SHR__CHT 19980630 19980713 114222 R00000000000065
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Markets Income Fund on May 4, 1993, when the fund started. As the chart shows, by June 30, 1998, the value of the investment would have grown to $20,424 - a 104.24% increase on the initial investment. For comparison, look at how the JP Morgan Emerging Markets Bond Index did over the same period. (The JP Morgan Emerging Markets Bond Index Plus Index does not extend as far back as the fund's start date, and therefore is not appropriate for this comparison). With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,142 - a 111.42% increase. UNDERSTANDING
PERFORMANCE
MANY MARKETS AROUND THE
GLOBE OFFER THE POTENTIAL FOR
SIGNIFICANT GROWTH OVER TIME;
HOWEVER, INVESTING IN FOREIGN
MARKETS MEANS ASSUMING
GREATER RISKS THAN INVESTING IN
THE UNITED STATES. FACTORS LIKE
CHANGES IN A COUNTRY'S
FINANCIAL MARKETS, ITS LOCAL
POLITICAL AND ECONOMIC CLIMATE,
AND THE FLUCTUATING VALUE OF ITS
CURRENCY CREATE THESE RISKS. FOR
THESE REASONS AN INTERNATIONAL
FUND'S PERFORMANCE MAY BE
MORE VOLATILE THAN A FUND THAT
INVESTS EXCLUSIVELY IN THE UNITED
STATES.
(CHECKMARK)
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998   PAST 1        PAST 6        PAST 1
                              MONTH         MONTHS        YEAR

DIVIDENDS PER SHARE           11.45(CENTS)  62.76(CENTS)  150.24(CENTS)

ANNUALIZED DIVIDEND RATE      11.14%        9.76%         10.97%

30-DAY ANNUALIZED YIELD       8.67%         -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.51 over the past one month, $12.97 over the past six months and $13.69 over the past one year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Emerging markets rallied strongly
toward the end of the first quarter.
The primary catalysts were improved
investor confidence, a strong U.S.
equity market and steadily
improving market demand. With
some exceptions, positive
developments in Asia also aided
performance as currencies
stabilized and progress with the
IMF was achieved. However, the
market was unable to maintain its
momentum and suffered a
reversal in the second quarter. An
escalating banking crisis in Japan,
combined with a brewing fiscal
crisis in Russia, increased spread
volatility and caused weakness in
emerging-market debt issues. The
Japanese banking crisis drew
renewed attention as the
government failed to propose a
credible bailout plan. The resulting
pressure on the yen called into
question the export
competitiveness of surrounding
Asian countries as well as that of
the U.S. One positive aspect
regarding the potential pressure
on U.S. corporate earnings was
the disappearance of the Federal
Reserve's motivation to pre-empt
any inflationary signals. Low
U.S. real interest rates continued
to be a favorable backdrop for the
emerging-market debt arena.
Russian debt came under
pressure as investors' attention
turned to the significant reform
challenges the country faces and
the slow progress in addressing
them to date. Lower commodity
prices, especially oil, also put
pressure on the country's
fundamentals. Developments in
Russia carried over to other
markets. Brazil's debt traded lower
as its weak fiscal position once
again raised concerns.
An interview with John Carlson, Portfolio Manager of Fidelity New Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months that ended June 30, 1998, the fund returned -1.74%. The emerging markets debt funds average, as tracked by Lipper Analytical Services, returned -2.94% during this time. The J.P. Morgan Emerging Markets Bond Index Plus returned -1.08%. For the 12 months that ended June 30, 1998, the fund returned 1.65%, while the Lipper peer group and J.P. Morgan index returned -1.25% and 1.39%, respectively.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT FOR EMERGING MARKET DEBT OVER THE PAST SIX MONTHS?
A. The first six months of 1998 were characterized by pronounced volatility. Yield spreads - which measure the premium an investor pays for taking on risk - tightened versus U.S. government bonds in the beginning of the year as sentiment toward Asia turned favorable due to positive International Monetary Fund (IMF) negotiations. The IMF is an organization that helps countries stabilize currencies and pay off debt. However, as the year progressed, a liquidity crisis in Russia drew widespread attention. Speculation surrounding a possible devaluation of Russia's currency - the rouble - dragged other emerging market debt down in sympathy.
Q. ONE YEAR AGO, RUSSIA WAS THE APPLE OF MANY AN EMERGING MARKET INVESTOR'S EYE. WHAT HAPPENED?
A. Despite having a low external debt load as a percentage of gross domestic product and exports, Russia's practice of funding budget deficits with high-yielding, short-term government bonds sent interest rates skyrocketing and led to a loss of investor confidence. Even with interest rates of 150%, investors shied away from new issues. As a major exporter of oil, lower oil prices also compounded Russia's problems during the period.
Q. WHAT TYPES OF STRATEGIES DID YOU UTILIZE DURING THE PERIOD?
A. There were a few. First, I positioned the fund conservatively during the period believing there would be a second downtick in the Asian markets that would have ramifications across all emerging-market debt. The fund was overweighted - relative to its index - in collateralized bonds, or Brady bonds. These U.S.-dollar-denominated issues are backed by U.S. Treasury bonds. Second, I overweighted the fund's positions in Poland and Bulgaria relative to the index. Poland has experienced high growth amid lower inflation, while Bulgaria presented a higher-quality opportunity in the market. Bulgaria has successfully completed privatizations, maintained low borrowing requirements and has managed to keep interest rates low.
Q. WHICH POSITIONS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE?
A. Overweighted positions in Poland and Bulgaria helped performance. Spreads for Poland's debt tightened during the period as investors recognized the country's growth prospects were mostly insulated from the deteriorating Russian credit market. Bulgarian issues traded higher as evidence of positive monetary and fiscal developments became apparent. Turkey also contributed to performance on strong economic growth in addition to IMF supervision. Additionally, declining oil prices decreased Turkey's cost of imports. Having a lower exposure to Venezuela - relative to the index - also helped as lower oil prices continued to undermine the country's fiscal position.
Q. WERE THERE ANY POSITIONS THAT FAILED TO MEET YOUR EXPECTATIONS?
A. Lower relative weightings in both Mexico and Argentina hurt performance, as both markets came on strong during the last three months of the period. The fund was underweighted in Mexico because return prospects - while improving - did not appear to support lofty prices for the debt. While I was attracted to Argentina, I underestimated its strength. Finally, an overweighting in Brazil and Russia detracted from the fund's return.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've weathered some extreme market conditions, including bull runs, chaotic economic downturns and sideways moves. None of these events included scenarios I have not seen before. Our experienced analysts and traders helped us uncover values over the past six months, and I will continue to rely on them for insights going forward. Specifically, I'll be watching developments in three key markets very closely: Russia, China and Japan. While Japan is not an emerging-market country, it is a powerful Asian economy with significant influence on emerging market debt.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN CARLSON TALKS ABOUT
EMERGING-MARKET EQUITIES:
"As many emerging markets
tumbled due to the faltering Asian
and Russian economies,
emerging-market equities -
which had long played second
fiddle to emerging-market debt -
displayed attractive valuation
profiles. As a result, the fund's
equity stake increased from 0% at
the beginning of the period to
around 3% of investments at the
end of June.
"Three equity positions accounted
for that total: Telebras, Huaneng
Power and YPF. Telebras is a large
Brazilian telecommunications
company that plans to go through a
privatization process this summer.
China-based Huaneng Power is
one of the world's largest
independent power producers and
YPF is a major international oil
producer based in Argentina.
"Buoyed by strong research, I felt
both of these positions were
attractively valued and would be a
nice fit for the portfolio."
FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets; as a
secondary objective, the fund
may seek capital appreciation
FUND NUMBER: 331
TRADING SYMBOL: FNMIX
START DATE: May 4, 1993
SIZE: as of June 30, 1998,
more than $292 million
MANAGER: John Carlson, since
1995; also lead manager,
Fidelity International Bond
Fund, since February 1998,
Fidelity Strategic Income Fund,
since May 1998; joined
Fidelity in 1995
(checkmark)
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF JUNE 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

ARGENTINA                     22.8          15.8

BRAZIL                        15.5          19.1

MEXICO                        12.8          9.9

RUSSIA                        10.0          7.1

TURKEY                        5.3           3.9

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
TOP FIVE HOLDINGS AS OF JUNE 30, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE HOLDINGS
                                                       6 MONTHS AGO

ARGENTINIAN REPUBLIC                     18.6          12.5

BRAZILIAN FEDERATIVE REPUBLIC            11.6          18.6

BANCO NACIONAL DE COMERCIO EXTERIOR SNC  6.8           3.1

UNITED MEXICAN STATES                    6.0           5.8

TURKISH REPUBLIC                         5.3           3.9


AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
             6 MONTHS AGO

YEARS  15.7  15.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997

CORPORATE BONDS 11.8%
FOREIGN GOVERNMENT
OBLIGATIONS 77.1%
OTHER 9.6%
SHORT-TERM
INVESTMENTS 1.5%
CORPORATE BONDS 8.4%
FOREIGN GOVERNMENT
OBLIGATIONS 71.4%
OTHER 9.9%
SHORT-TERM
INVESTMENTS 10.3%
ROW: 1, COL: 1, VALUE: 11.8
ROW: 1, COL: 2, VALUE: 77.09999999999999
ROW: 1, COL: 3, VALUE: 9.6
ROW: 1, COL: 4, VALUE: 1.5
ROW: 1, COL: 1, VALUE: 8.4
ROW: 1, COL: 2, VALUE: 71.40000000000001
ROW: 1, COL: 3, VALUE: 9.9
ROW: 1, COL: 4, VALUE: 10.3

INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 11.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
ARGENTINA - 2.9%
Compania Internacional Telecomunicaciones
10 3/8%, 8/1/04 (Reg. S)  BB ARS 2,800,000 $ 2,275,319
Compania Latinoamericana de Infraestructura
& Servicios SA:
  11 5/8%, 6/1/04 (g)  BB-  2,515,000  2,489,850
  11 5/8%, 6/1/04  BB-  640,000  633,600
Mastellone Hermanos SA
11 3/4%, 4/1/08 (g)  B1  3,060,000  3,044,700
  8,443,469
BRAZIL - 1.2%
Banco Nac de Desen Econo
 10.30%, 6/16/08 (f)(g)  B1  3,310,000  3,303,380
DOMINICAN REPUBLIC - 0.9%
Tricom SA 11 3/8%, 9/1/04  B2  2,697,000  2,568,893
MEXICO - 6.8%
Banco Nacional de Comercio Exterior SNC
11 1/4%, 5/30/06 (Reg.)  Ba2  17,500,000  19,337,500
TOTAL NONCONVERTIBLE BONDS
(Cost $34,928,593)   33,653,242
FOREIGN GOVERNMENT OBLIGATIONS (H) - 77.1%
ARGENTINA - 19.8%
Argentinian Republic:
 Brady par euro 5 3/4%, 3/31/23 (e)  Ba3  32,045,000  23,815,378
 BOCON:
 3.29%, 4/1/01 (f)  Ba3 ARS 3,043,116  2,711,382
  3.29%, 4/1/07 (f)  Ba3 ARS 11,548,655  8,087,674
 global bond:
 8.7260%, 4/10/05 (f)  Ba3  1,860,000  1,860,000
  11 3/8%, 1/30/17  Ba3  9,725,000  10,332,813
  9 3/4%, 9/19/27  Ba3  1,750,000  1,616,563
 11 3/4%, 2/12/07  Ba3 ARS 4,070,000  3,846,689
 11 3/4%, 2/12/07 (g)  Ba3 ARS 1,000,000  945,132
City of Buenos Aires euro 10 1/2%, 5/28/04  B1 ARS 3,890,000
3,268,058
  56,483,689
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
BRAZIL - 11.6%
Brazilian Federative Republic Brady:
 new money bond 6.6875%, 4/15/09 (Reg.) (f)  B1 $ 4,280,000 $
3,252,800
 capitalization bond 8%, 4/15/14  B1  27,798,635  20,431,997 discount euro 6 5/8%, 4/15/24 (f)  B1  12,340,000  9,501,800
  33,186,597
BULGARIA - 5.3%
Bulgarian Republic Brady (f):
 FLIRB A 2 1/4%, 7/28/12   B2  5,645,000  3,499,900
 discount 6.5625%, 7/28/24   B2  15,330,000  11,727,450
  15,227,350
COTE D'IVOIRE - 2.7%
Ivory Coast Brady (f)(g):
 past due interest 2%, 3/30/18   -  15,456,000  5,738,040
 FLIRB 2%, 3/30/18   -  5,646,000  1,849,065
  7,587,105
DOMINICAN REPUBLIC - 1.0%
Dominican Republic Brady
6 5/8%, 8/30/09 (f)  B1  3,606,400  2,871,596
ECUADOR - 3.5%
Ecuador Republic Brady:
 par euro 3 1/2%, 2/28/25 (e)  B1  8,410,000  4,525,631
 discount euro 6 5/8%, 2/28/25 (f)  B1  7,880,000  5,476,600
  10,002,231
GREECE - 0.8%
Greek Government Treasury Bill 0%, 4/29/99 (i)  - GRD 756,000
2,274,600
JORDAN - 0.9%
Kingdom of Jordan 5%, 12/23/23 (f)  Ba3  3,920,000  2,724,400
LEBANON - 0.3%
Lebanese Treasury Bill 0%, 10/29/98 (i)  - LBP 1,304,000  827,238
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
MEXICO - 6.0%
Mexico Value recovery rights:
6/30/03 discount A  - $ 2,000 $ -
 6/30/03 discount C  -  1,000  -
United Mexican States Brady:
 par A 6 1/4%, 12/31/19 unit  Ba2  8,850,000  7,334,438
 par B 6 1/4%, 12/31/19 unit  Ba2  11,825,000  9,799,969
  17,134,407
PANAMA - 2.6%
Panamanian Republic:
 Brady par 3 1/4%, 7/17/26 (e)  Ba1  9,137,000  5,984,735
 6.5625%, 7/17/26 (f)  Ba1  1,770,000  1,539,900
  7,524,635
PERU - 1.9%
Peruvian Republic Brady FLIRB (f):
 3 1/4%, 3/7/17 (g)  B2  825,000  460,969
 3 1/4%, 3/7/17   B2  8,895,000  4,970,081
  5,431,050
POLAND - 4.6%
Polish Government:
 23.18%, 5/6/01 (f)  A- PLN 10,040,000  2,882,145
 Brady par 3%, 10/27/24 (e)  Baa3  15,410,000  10,189,863
  13,072,008
RUSSIA - 4.9%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) interest notes
6 5/8%, 12/15/15 (f)(g)  B1  871  483
Moscow City 9 1/2%, 5/31/00 (Reg.)  B1  4,990,000  4,297,638
Russian Government 11 3/4%, 6/10/03 (g)  B+  10,950,000  9,677,063
  13,975,184
TURKEY - 5.3%
Turkish Republic Treasury Bill (d):
 0%, 8/12/98  - TRL 1,170,130  4,050,698
 0%, 9/16/98  - TRL 1,661,030  5,178,526
 0%, 1/27/99  - TRL 2,306,290  6,018,565
  15,247,789
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
VENEZUELA - 5.3%
Venezuelan Republic:
 Brady:
  debt conversion bond 6 5/8%, 12/18/07 (f)  Ba2 $ 8,571,436 $
6,975,006
  discount A 6.5625%, 3/31/20 (f)  Ba2  3,500,000  2,861,250 par A euro 6 3/4%, 3/31/20  Ba2  6,560,000  5,264,400
 Oil recovery rights 3/31/20 (a)  -  32,825  -
  15,100,656
VIETNAM - 0.6%
Socialist Republic of Vietnam Brady
3%, 3/12/28 (e)  -  4,970,000  1,801,625
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $226,166,962)   220,472,160
SOVEREIGN LOAN PARTICIPATIONS - 6.4%
ANGOLA - 0.6%
Banco Nacional de Angola
0%, 9/10/27 (London)  -  4,922,048  1,722,717
CAMEROON - 0.4%
Cameroon Republic loan participation:
 - Societe Generale  - FRF 6,240,000  298,491
 - Societe Generale  - DEM 4,510,000  723,396
  1,021,887
CONGO - 0.3%
Congo Republic loan participation:
 - Societe Generale  -  2,334,878  677,115
 - Societe Generale  - FRF 2,765,958  132,310
 - Societe Generale  - DEM 849,310  136,228
  945,653
RUSSIA - 5.1%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
restructured under 1997 Agreement (f):
  - Bank Boston 6.7188%, 12/15/20  -  5,840,000  2,759,400
  - The Chase Manhattan Bank
    6 5/8%, 12/15/20   -  2,520,000  1,190,700
SOVEREIGN LOAN PARTICIPATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (C) (NOTE 1)
RUSSIA - CONTINUED
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation
restructured under 1997 Agreement (f): - continued
  - Deutsche Bank 6.7188%, 12/15/20  - $ 12,230,000 $ 5,778,675
  - ING Bank NV 6 5/8%, 12/15/20   -  3,850,000  1,819,125
  - Lehman Commercial Paper, Inc.
    6.7188%, 12/15/20  -  950,000  448,875
  - Merrill Lynch, Pierce, Fenner & Smith, Inc.
   6.7188%, 12/15/20  -  590,000  278,775
  - Morgan (J.P.) Securities, Inc.
   6 5/8%, 12/15/20   -  1,790,000  845,775
  - Paribus Capital Markets
    6.7188%, 12/15/20   -  3,270,000  1,545,075
  14,666,400
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $20,944,674)   18,356,657
COMMON STOCKS - 3.2%
 SHARES

ARGENTINA - 0.1%
YPF Sociedad Anonima sponsored ADR
representing Class D shares    11,100  331,751
BRAZIL - 2.7%
Telecomunicacoes Brasileiras SA sponsored ADR    70,900  7,741,394
CHINA - 0.4%
Huaneng Power International, Inc.
Class N sponsored ADR (a)    78,300  1,052,156
TOTAL COMMON STOCKS
(Cost $9,567,643)   9,125,301
CASH EQUIVALENTS - 1.5%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98
(Cost $4,224,000)   $ 4,224,664  $4,224,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $295,831,872)  $ 285,831,360
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
FRF - French franc
DEM - German deutsche mark
GRD - Greek drachma
LBP - Lebanese pound
PLN - Polish zloty
TRL - Turkish lira
LEGEND
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Principal amount in millions.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,508,682 or 9.4% of net assets.
(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(i) Principal amount in thousands.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 1.0%
Baa 3.6% BBB  9.0%
Ba 40.3% BB  47.6%
B 29.1% B  11.6%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 9.7%. FMR has determined that unrated debt securities that are lower quality account for 9.7% of the total value of investment in securities.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities
Cash Equivalents   1.5%
Construction & Real Estate    1.1
Energy   0.1
Finance    7.9
Foreign Government Obligations   77.1
Nondurables   1.1
Sovereign Loan Participations   6.4
Utilities   4.8
    100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $298,141,043. Net unrealized depreciation aggregated $12,309,683 of which $3,310,330 related to appreciated investment securities and $15,620,013 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                              JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 285,831,360
AGREEMENTS OF $4,224,000) (COST $295,831,872) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $428)                                428

RECEIVABLE FOR INVESTMENTS SOLD                                           18,426,010

RECEIVABLE FOR FUND SHARES SOLD                                           347,868

INTEREST RECEIVABLE                                                       4,374,397

REDEMPTION FEES RECEIVABLE                                                602

 TOTAL ASSETS                                                             308,980,665

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 804,160

PAYABLE FOR INVESTMENTS PURCHASED                            11,581,532

PAYABLE FOR FUND SHARES REDEEMED                             2,635,299

DISTRIBUTIONS PAYABLE                                        204,335

ACCRUED MANAGEMENT FEE                                       176,599

OTHER PAYABLES AND ACCRUED EXPENSES                          1,048,226

 TOTAL LIABILITIES                                                        16,450,151

NET ASSETS                                                               $ 292,530,514

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 312,240,976

UNDISTRIBUTED NET INVESTMENT INCOME                                       1,663,446

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (11,352,195)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 (10,021,713)
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 24,095,772 SHARES OUTSTANDING                            $ 292,530,514

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                      $12.14
PER SHARE ($292,530,514 (DIVIDED BY) 24,095,772 SHARES)



STATEMENT OF OPERATIONS
                                            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                        $ 19,455,561
INTEREST

LESS FOREIGN TAXES WITHHELD                                               (430,092)

 TOTAL INCOME                                                             19,025,469

EXPENSES

MANAGEMENT FEE                                            $ 1,178,646

TRANSFER AGENT FEES                                        386,936

ACCOUNTING FEES AND EXPENSES                               129,707

NON-INTERESTED TRUSTEES' COMPENSATION                      707

CUSTODIAN FEES AND EXPENSES                                79,724

REGISTRATION FEES                                          33,439

AUDIT                                                      35,958

LEGAL                                                      5,909

INTEREST                                                   392

MISCELLANEOUS                                              20,054

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,871,472

 EXPENSE REDUCTIONS                                        (8,954)        1,862,518

NET INVESTMENT INCOME                                                     17,162,951

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (1,837,413)

 FOREIGN CURRENCY TRANSACTIONS                             (146,548)

 WRITTEN OPTIONS                                           961,514        (1,022,447)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (20,038,505)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              63,492         (19,975,013)

NET GAIN (LOSS)                                                           (20,997,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ (3,834,509)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 17,162,951       $ 29,226,827
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (1,022,447)        36,931,214

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (19,975,013)       (13,489,997)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (3,834,509)        52,668,044
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (16,616,591)       (36,824,907)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   -                  (23,562,318)

 TOTAL DISTRIBUTIONS                                      (16,616,591)       (60,387,225)

SHARE TRANSACTIONS                                        60,102,575         279,802,013
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            15,349,670         56,096,039

 COST OF SHARES REDEEMED                                  (143,508,610)      (258,266,914)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (68,056,365)       77,631,138
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           203,322            777,898

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (88,304,143)       70,689,855

NET ASSETS

 BEGINNING OF PERIOD                                      380,834,657        310,144,802

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 292,530,514      $ 380,834,657
INCOME OF $1,663,446 AND $1,117,086, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     4,613,701          20,050,430

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,190,673          4,190,974

 REDEEMED                                                 (11,080,945)       (18,794,517)

 NET INCREASE (DECREASE)                                  (5,276,571)        5,446,887





FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED         YEARS ENDED DECEMBER 31,             MAY 4, 1993
                              JUNE 30, 1998                                                 (COMMENCEMENT
                                                                                            OF OPERATIONS) TO
                                                                                            DECEMBER 31,

                              (UNAUDITED)       1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 12.970          $ 12.960   $ 9.950    $ 10.190   $ 13.070   $ 10.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .649 D             1.065 D    .866       1.222      .573       .486 D
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              (.859)             1.105      3.035      (.583)     (2.687)    3.302
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         (.210)             2.170      3.901      .639       (2.114)    3.788
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.628)             (1.318)    (.932)     (.916)     (.529)     (.486)
 INCOME

 IN EXCESS OF NET              -                  -          -          -          (.057)     (.062)
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        -                  (.870)     -          -          (.180)     (.170)

 TOTAL DISTRIBUTIONS           (.628)             (2.188)    (.932)     (.916)     (.766)     (.718)

REDEMPTION FEES ADDED          .008                .028       .041       .037       -          -
TO PAID IN CAPITAL

NET ASSET VALUE,              $ 12.140          $ 12.970   $ 12.960   $ 9.950    $ 10.190   $ 13.070
END OF PERIOD

TOTAL RETURN B, C              (1.74)%            17.52%     41.39%     7.97%      (16.55)%   38.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 292,531         $ 380,835  $ 310,145  $ 176,499  $ 179,114  $ 286,593
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           1.10% A            1.08%      1.09%      1.17%      1.28% E    1.24% A, E
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           1.09% A, F         1.08%      1.09%      1.17%      1.28%      1.24% A
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        10.06% A           7.56%      7.68%      9.51%      5.87%      6.29% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        400% A             656%       405%       306%       409%       324% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Markets Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) (formerly a fund of Fidelity Investment Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 180 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities . Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $18,356,657 or 6.3% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $590,987,090 and $631,143,449, respectively.
The following is a summary of the fund's written options activity:
 NUMBER OF  AGGREGATE FACE VALUE
 CONTRACTS OF CONTRACTS
Call Options:
 Outstanding at December 31, 1997   - $ -
 Contracts opened    26,118,611  2,244,889
 Contracts expired   (113,557)  (1,953)
 Contracts closed   (26,005,054)  (2,242,936)
 Outstanding at June 30, 1998   - $ -
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .69% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWING.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $2,452,000. The weighted average interest rate was 5.75%.
6. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,854 and $3,100, respectively, under these arrangements.
7. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
8. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
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10100 Santa Monica Blvd.
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251 University Avenue
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1760 Challenge Way
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455 Market Street
San Francisco, CA
950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
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COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
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DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
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90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
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2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity International Investment
 Advisors
Fidelity International Investment
 Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
John H. Carlson, Vice President
Bart A. Grenier, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Stragetic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE